                                                       Registration Nos. 2-98326
                                                                        811-4323


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                              ----                    ---

Post-Effective Amendment No.   28                       x
                              ----                    ---
                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

             Amendment No.  29                                    x
                           ----                                 ---
                        (Check appropriate box or boxes)

                           NEW ENGLAND FUNDS TRUST I
                           -------------------------
               (Exact Name of Registrant as Specified in Charter)

               399 Boylston Street, Boston, Massachusetts  02116
               -------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 578-1388
                                 --------------
              (Registrant's Telephone Number, including Area Code)

Robert P. Connolly, Esq.         Copy to:      Edward A. Benjamin, Esq.
New England Funds, L.P.                        Ropes & Gray
399 Boylston Street                            One International Place
Boston, Massachusetts  02116                   Boston, Massachusetts 02110-26624
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

             on (date) pursuant to paragraph (b) of Rule 485
      -----

             60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

             on (date) pursuant to paragraph (a)(1) of Rule 485
      -----

        X    75 days after filing pursuant to paragraph (a)(2) of Rule 485
      -----

             on (date) pursuant to paragraph (a)(2) of Rule 485.
      -----

If appropriate, check the following box:

             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       Registration Nos. 2-98326
                                                                        811-4323


Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 27, 1995, the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994.

                           NEW ENGLAND FUNDS TRUST I
              (Prospectus and Statement of Additional Information)

                             CROSS REFERENCE SHEET

                          Items required by Form N-1A


     Item No. of
     Form N-1A                                      Caption in Prospectus
     ---------                                      ---------------------

         1  ........................   Cover Page

         2  ........................   Schedule of Fees

         3  ........................   None

         4  ........................   Cover page; Additional Facts about the
                                       Fund; Investment Strategy; Subadvisers'
                                       Investment Styles; Investment Risks

         5  ........................   Investment Strategy; Subadvisers'
                                       Investment Styles; Fund Management; Back cover page

         6  ........................   Cover page; Additional Facts about the
                                       Fund; Buying Fund Shares; Owning Fund
                                       Shares; Income Tax Considerations

         7  ........................   Cover page; Schedule of Fees; Buying Fund
                                       Shares; How Fund Share Price is
                                       Determined; The Fund's Expenses; Back
                                       cover page

         8  ........................   Selling Fund Shares; Exchanging Among New
                                       England Funds; Additional Facts About the
                                       Fund

         9  ........................   None

     Item No. of                                Caption in Statement
     Form N-1A                                of Additional Information
     ---------                                -------------------------

         10 ........................   Cover page

         11 ........................   Table of Contents

         12 ........................   Description of the Trust and Ownership
                                       of Shares

         13 ........................   Miscellaneous Investment Practices;
                                       Investment Restrictions

         14 ........................   Management of the Trust

         15 ........................   Management of the Trust

         16 ........................   Fund Charges and Expenses; Management of
                                       the Trust

         17 ........................   Portfolio Transactions and Brokerage;
                                       Fund Charges and Expenses

         18 ........................   Description of the Trust and Ownership
                                       of Shares

         19 ........................   How to Buy Shares; Net Asset Value and
                                       Public Offering Price; Reduced Sales
                                       Charges; Shareholder Services;
                                       Redemptions

         20 ........................   Income Dividends, Capital Gain
                                       Distributions and Tax Status

         21 ........................   Advisory and Subadvisory Agreements;
                                       Distribution Agreement and Rule 12b-1
                                       Plans

         22 ........................   Performance Information (in Prospectus);
                                       Standard Performance Measures

         23 ........................   None

                                      LOGO

                        New England Star Worldwide Fund
                           Prospectus and Application


December 27, 1995

New England Star Worldwide Fund (the "Fund") is a newly organized, multi-manager, diversified mutual fund that will allocate its investment capital on a substantially equal basis among multiple segments of the Fund advised by investment management organizations that employ different investment styles and strategies. The Fund is a series of New England Funds Trust I (the "Trust"), a registered open-end management investment company. Other series of the Trust are described in separate prospectuses.

The Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.

The Fund offers three classes of shares to the general public (Classes A, B and
C).  The offering price is based on the net asset value per share next
determined after an order is received.   Class A share purchases generally
involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares which do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares - Sales Charges."

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Fund dated December 27, 1995 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTA TION TO THE CONTRARY IS A CRIMINAL OFFENSE.


For general information on the Fund or any of its services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at 1-800-225-5478.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

FUND EXPENSES                            Sales charges, yearly operating
   Schedule of Fees                      expenses.

INVESTMENT STRATEGY
   How the Fund Pursues Its Investment Objective

SUBADVISERS' INVESTMENT STYLES

INVESTMENT RISKS                         It is important to understand the risks
                                         inherent in the Fund before you invest

PERFORMANCE INFORMATION
   Subadvisers' Past Performance

FUND MANAGEMENT

BUYING FUND SHARES                       Everything you need to know to open
   Minimum Investment                    and add to a New England Fund account
   6 Ways to Buy Fund Shares
   Sales Charges
   Reduced Sales Charges (Class A only)

OWNING FUND SHARES                       New England Funds offers three
   Exchanging Among New England Funds    convenient ways to exchange fund shares
   Fund Dividend Payments

SELLING FUND SHARES                      An opportunity to reinvest your
                                         redemption proceeds with 120 days for
                                         no sales charge

     4 Ways to Sell Fund Shares          How to withdraw money or close your
     .  Through your investment dealer   account
     .  By telephone
     .  By mail
     .  By Systematic Withdrawal Plan
     Repurchase Option (Class A Shares Only)


FUND DETAILS                             Additional information you may find
   How Fund Share Price Is Determined    important
   Income Tax Considerations
   The Fund's Expenses
   Performance Criteria
   Additional Facts About the Fund

GLOSSARY OF TERMS

                                 FUND EXPENSES

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the Fund's shares. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.

Shareholder transaction expenses - paid directly by shareholders

                                                     Class A   Class B   Class C
                                                     -------   -------   -------

Maximum Initial Sales Charge Imposed on a Purchase
 (as a percentage of offering price (1)(2).........    5.75%      None      None
Maximum Contingent Deferred Sales Charge (as a
 percentage of original purchase price or redemption
 proceeds, as applicable) (2)......................      (3)      4.00%     None
Redemption Fee.....................................    None       None      None
Exchange Fee.......................................    None       None      None

(1)  A reduced sales charge on Class A shares applies in some cases.
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase. See "Buying Fund Shares - Sales Charges."

Annual operating expenses - paid directly by the Fund, and indirectly by its
shareholders (as a percentage of average net assets)             (TO BE UPDATED)

                                                   Class A   Class B   Class C
                                                   -------   -------   -------

Management Fees..................................    1.05%     1.05%     1.05%
12b-1 Fees.......................................    0.25%     1.00%*    1.00%*
Administrative Services Fees.....................    None      None      None
Other Expenses**.................................    0.90%     0.90%     0.90%
Total Expenses...................................    2.20%     2.95%     2.95%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Other Expenses are annualized percentages based on estimated expenses for the Fund's first fiscal year.

Example

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                               Class A     Class B     Class C
                                               -------  -------------  -------
                                                          (1)   (2)
1 Year......................................   $        $      $       $
3 Years.....................................   $        $      $       $

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

For additional information about the Fund's fees and other expenses, please see "Fund Management," "Additional Facts about the Fund" and "The Fund's Expenses."

                              INVESTMENT STRATEGY



How the Fund Pursues Its Investment Objective

The Fund seeks long term growth of capital by investing primarily in equity
securities both within the United States and around the world.    The Fund is a
global fund, which means it will seek to invest in equity securities traded on foreign stock markets as well as the stock markets of the United States.
Foreign markets represent two-thirds of the value of all stocks traded in the world, and offer many opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets like Singapore. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of each segment of the Fund's portfolio, and at least 65% of the Fund's total assets, will be invested in equity securities. The Fund may in the discretion of each subadviser invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers. Under normal market conditions, the Fund will invest in securities of issuers in at least three different countries, one of which will be the United States. As a temporary, defensive measure, however, the Fund may invest without limit in securities of U.S. issuers, including corporate and government debt obligations, or in cash or cash equivalents. The Fund may purchase securities of non-U.S. issuers either directly or in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs) or Global Depository Receipts (GDRs). For more information about investments in foreign securities, see the next section, "Investment Risks - Foreign Securities."

Capital invested in the Fund will be allocated among five different segments of the portfolio, managed by four different subadvisers. Each subadviser will manage its segment or segments of the Fund's assets in accordance with that subadviser's own investment style and strategy. The subadvisers' styles and strategies are outlined below. See also "Subadvisers' Investment Styles" and "Fund Management."

Harris Associates L.P. ("Harris Associates") manages two segments of the Fund's portfolio, a U.S. segment and an international segment. Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve the Fund's objective. The U.S. segment invests primarily in equity securities of U.S. issuers, whereas the international segment may invest primarily in both mature and emerging markets outside the U.S. The segments of the Fund managed by Harris Associates invest primarily in common stocks and securities convertible into common stock, but may also invest in other securities that are suited to the Fund's investment objective, including preferred stocks and debt securities.

Montgomery Asset Management, L.P. ("Montgomery") ordinarily will invest at least 65% of its segment of the Fund's portfolio in equity securities in emerging market countries. Montgomery selects investments for its segment based on a combination of quantitative screening techniques and fundamental analysis.

Founders Asset Management, Inc.'s ("Founders") segment of the portfolio may invest in both small and established growth companies, in both emerging and established markets throughout the world. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomics and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital.

Janus Capital Corporation ("Janus Capital") pursues the Fund's investment objective by investing its segment of the portfolio in U.S. and foreign (including emerging) markets, using a "bottom up" approach. Janus Capital emphasizes companies with earnings growth potential. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment(s) of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by two major rating agencies or, if unrated, determined to be of comparable quality by the subadviser, and fully collateralized repurchase agreements.


                         SUBADVISERS' INVESTMENT STYLES

The Manager believes that a multi-adviser approach to global equity investing -- one that combines the varied styles and geographic focuses of a number of subadvisers in selecting securities for the Fund's portfolio -- offers a different investment opportunity than global equity funds run by a single adviser using a single style.

Any given management style tends to produce better returns than other styles under certain market and economic conditions, and to perform less well under other conditions. Therefore, most single-adviser funds have not consistently maintained superior performance rankings relative to their peers over long periods. The Manager believes that assigning portfolio management responsibility for the five segments of the Fund's portfolio to four subadvisers, whose varying styles have resulted in records of success, may increase the likelihood that the Fund may produce superior long-term results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any time period. The investment styles described below will be those applied by each of the subadvisers to the segment(s) of the Fund's portfolio for which that subadviser is responsible.

Harris Associates L.P.

Harris Associates manages two of the five segments of the Fund's portfolio, a U.S. segment and an international segment. Harris Associates' chief consideration in security selection is the size of the discount of market price relative to the economic value of the security as determined by Harris Associates. Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve the Fund's objective.

U.S. Segment. In managing its U.S. segment of the Fund's portfolio, Harris Associates uses several qualitative and quantitative methods in analyzing economic value, but considers the primary determinant of value to be the enterprise's long-run ability to generate cash for its owners. Once Harris Associates has determined that a security is undervalued, Harris Associates will consider it for purchase by this segment of the Fund. In making investment decisions, a key additional factor is the quality of management and, for equity securities, particular emphasis is placed on significant management stock ownership. Harris Associates believes that the risks of equity investing are often reduced if management's interests are strongly aligned with the interests of its stockholders. At least 65% of the value of this segment of the portfolio will, under normal market conditions, be invested in equity securities of U.S. issuers. The segment may invest the balance of its assets in equity or fixed income securities, including those of non-U.S. issuers.

International Segment. In managing its international segment of the Fund's portfolio, Harris Associates uses several qualitative and quantitative methods in analyzing economic value, but considers the primary determinant of value to be the enterprise's long-run ability to generate cash for its owners. Once Harris Associates has determined that a security is undervalued, Harris Associates will consider it for purchase by this segment of the Fund, taking into account the quality of management, the firm's market position within its
industry and its degree of pricing power.   Harris Associates also considers the
relative political and economic stability of the company's home country in evaluating the potential rewards and risks of an investment opportunity. This segment of the Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom), in less developed markets (Mexico and Thailand, for example), and in selected emerging markets (Peru and India, for example). There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, Harris Associates ordinarily invests this segment of the Fund in the securities markets of at least five countries outside the United States, as well as in U.S. markets.
Some foreign governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). Harris Associates believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest its global segment of the Fund in privatizations in appropriate circumstances.

Montgomery Asset Management, L.P.

Montgomery will invest at least 65% of the assets of its segment in equity securities of companies in countries having emerging markets, defined as having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

This segment currently limits its investments to the following emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, this segment may invest in other emerging market countries. Under normal conditions, this segment maintains investments in at least six emerging market countries and invests no more than 35% of its total assets in any one emerging market country. Montgomery considers a company to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country.

Montgomery uses a proprietary, quantitative asset allocation model created by Montgomery to manage its segment of the Fund. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. Montgomery's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into the context of Montgomery's segment as a whole and to construct a portfolio of emerging market investments approximating the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

Founders Asset Management, Inc.

Founders is a "growth-style" manager of equity portfolios and gives priority to the selection of individual securities that have the potential to provide superior results over time, despite short-term volatility. Under normal circumstances, Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating strengths of the companies whose securities it buys, and is less concerned with the short-term impact of changes in macroeconomic and market conditions. Founders focuses on purchasing the stocks of companies with strong management and market positions whose earnings prospects are significantly above the average for their market sectors.

Founders' segment of the Fund normally will invest at least 65% of its assets in securities of growth companies in a variety of markets throughout the world. Founders will emphasize common stocks of both small and established growth companies that generally have proven performance records and strong market positions. This segment of the Fund's portfolio will usually consist of investments in companies in various countries. and under normal market conditions it will invest in at least three countries. Founders will not invest more than 25% of the assets of its segment of the Fund in the securities of any one foreign country.

Janus Capital Corporation

Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of foreign and domestic companies, of any size. This segment of the Fund normally invests in issuers from at least five different countries, including the United States, but may at times invest in fewer than five countries or even a single country. Janus invests primarily in common stocks to the extent it believes that the relevant market environment favors profitable investing in those securities. Janus takes a "bottom up" approach to building its segment of the Fund's portfolio. In other words, Janus seeks to identify individual companies with earning growth potential that may not be recognized by the market at large. Although themes may emerge, securities are selected without regard to any defined industry sector or other similarly defined selection procedure. The portfolio manager seeks companies with earnings growth potential on a worldwide basis, regardless of country of organization or place of principal business activity. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas, may warrant greater consideration in selecting foreign stocks.

                                INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest.

 .    Equity Securities

     Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock).

     While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. The Fund's investments may include securities traded over-the-counter as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

     The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some relationship with those of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The credit risk associated with convertible securities is generally reflected by their being rated, if at all, below investment grade by organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Less than 35% of the Fund's assets will be invested in convertible or debt securities rated below investment grade and unrated convertible or debt securities of comparable quality.

 .    Foreign Securities

     Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

     There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     Most foreign securities in the Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

     The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

 .    Fixed-Income Securities

     Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

     Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Credit risk relates to the ability of the issuer to make payments of principal and interest.

 .    Repurchase Agreements

     In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

 .    Short-Term Trading

     Although the Fund seeks long-term growth or return, the Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing the Fund's assets.

 .    Small Companies

     The Fund may, in the discretion of its subadvisers, invest without limit in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

 .    Lower Quality Fixed-Income Securities

     Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or sub-adviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade are commonly known as "junk bonds." For more information, see the Statement's "Appendix A - Description of Bond Ratings."


 .    Options and Futures

     The Fund may seek to increase its current return by writing covered call options and covered put options, with respect to securities it holds or intends to buy, through the facilities of options exchanges and directly with market makers in the over-the-counter market. The Fund receives a premium from writing a call or put option, which increases the Fund's current return if the option expires unexercised or is closed out at a net profit.

     At times when the Fund has written call options on a substantial portion of its portfolio, the Fund's ability to profit from changes in market prices of portfolio securities will be limited. Appreciation in securities covering the options would likely be partially or wholly offset by losses on the options. The termination of options positions under such conditions would generally result in the realization of short-term capital losses, which would reduce the Fund's current return. Accordingly, the Fund may seek to realize capital gains to offset realized losses by selling securities.

     As described in Part II of the Statement, over-the-counter options involve certain special risks (including liquidity and credit risks) not necessarily present with exchange-listed options. The Fund will treat as illiquid any over-the-counter options and assets maintained as "cover" for over-the-counter options that the Fund has written.

     The Fund may seek to increase its current return by entering into futures contracts on securities, financial indices and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, as well as forward contacts. See
     Part II of the Statement for more information.

     The options markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. See "Foreign Securities" above.

 .    Swaps

     The Fund may enter into interest rate, currency and index swaps. The Fund will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration managament technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

 .    Hedging Transactions

     The Fund may, at the discretion of its subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For more information on foreign currency hedging transactions, see Part II of the Statement.

     For hedging purposes, the Fund may also buy put or call options on securities that it holds or intends to buy. In addition to engaging in options transactions on established exchanges, the Fund may purchase over-the-counter options from brokerage firms and other financial institutions.

     The Fund may invest in options and futures contracts on various stock indices to hedge against changes in the value of securities it holds or expects to acquire. The Fund may also invest in options on stock index futures. The Fund will not invest more than 5% of its net assets in stock index futures or options on stock index futures that are traded on a U.S. commodities exchange.

     Certain asset segregation requirements apply when the Fund becomes obligated under a hedging instrument. There is no assurance that the Fund's hedging strategies will be effective. These strategies involve costs and the risk of loss to the Fund. See Part II of the Statement for more information.

 .    Zero Coupon Bonds and "Strips"

     The Fund may invest in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. Under many market conditions, investments in stripped securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

 .    Miscellaneous

     The Fund will not invest more than 15% of its assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Fund may also purchase commercial paper issued under
     Section 4(2) of the Securities Act of 1933. Rule 144A securities and
     Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by Trust's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

     The Fund may purchase securities on a when-issued or delayed-delivery basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a when-issued or delayed-delivery basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on when-issued and delayed-delivery securities, see Part II of the Statement.

     To the extent the Fund may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.

     The Fund may borrow money and bond portfolio securities and other assets, as described under "Investment Restrictions" and "Miscellaneous Investment Practices" in the Statement.


 .    Special Considerations Regarding the Multi-Adviser Approach

     New England Funds Management, L.P. (the "Manager" or "NEFM") oversees the portfolio management services provided to the Fund by each of the four subadvisers. The Manager does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each subadviser will be managing its segment(s) of the portfolio independently from the other subadvisers (and Harris Associates will manage its two segments independently of each other), the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each subadviser directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will, however, be allocated on a substantially equal basis among the five segments of the portfolio.

     The Manager may, at its discretion, terminate its agreement with a segment's subadviser. In such case, the Manager will either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets equally among the other segments of the Fund.


                            PERFORMANCE INFORMATION

Subadvisers' Past Performance

Investment Advisers' Performance Data

The graphs below are based on performance data provided by each subadviser relating to all of the accounts (the "Accounts") managed by that subadviser that have investment objectives substantially similar to the Fund and are managed by that subadviser using investment styles and strategies substantially similar to those to be employed by that subadviser in managing its segment(s) of the Fund's portfolio. The following information does not represent the Fund's performance. The Fund is newly organized and has no performance record of its own. The following information should not be considered a prediction of the future performance of the Fund. The Fund's performance may be higher or lower than that shown below.

Subadvisers' Performance

The following graphs show the total returns for the year-to-date and the one, three, and four year periods ended September 30, 1995 of the Accounts managed by each subadviser. (In cases where a subadviser has not been managing the Accounts for the full period, the information is presented for the period beginning with the first full calendar quarter that the subadviser has been managing the Accounts.) The graphs also show the combined total returns of the Accounts for the year-to-date and the one and three year periods ended
September 30, 1995, during which all four subadvisers were managing the Accounts. The performance shown below is adjusted to give effect to the higher of the level of the actual expenses of the Accounts during the periods shown, or the annualized expenses projected for the Fund's Class A shares during its initial fiscal period. The following information has not been adjusted to reflect deduction of the sales charge payable on the Fund's Class A shares, nor does it give effect to the higher expense levels of the Fund's Class B and Class C shares or any contingent deferred sales charges. Performance would be lower if it were adjusted for these charges and expenses.

During the periods that Janus Capital, Montgomery and Harris Associates were managing their Accounts, there were no changes in the portfolio management personnel for the Accounts. The Founders Accounts were managed by a team that included Bjorn K. Borgen as lead portfolio manager through _____________, 1995. Michael W. Gerding joined the team managing the Founders Accounts in ________ and, in ____________, assumed lead portfolio management responsibility for those Accounts.

[A bar graph appears here, illustrating the year-to-date total returns for December 31, 1994 to September 30, 1995 for the Lipper Global Index, the subadvisers' combined performance and for the Accounts of Founders, Janus, Montgomery, Oakmark and Oakmark International. The data points from the graph are as follows:


Lipper Global Index                                13.31%

Combined Advisor Performance                       12.86%

Founders                                           19.47%

Janus                                              15.75%

Montgomery                                         -5.07%

Oakmark                                            24.92%

Oakmark International                              10.09%]


[A bar graph appears here, illustrating the one year average annual return for September 30, 1994 to September 30, 1995 for the Lipper Global Index, the subadvisers' combined performance and for the Accounts of Founders, Janus, Montgomery, Oakmark and Oakmark International Accounts. The data points from the chart are as follows:


Lipper Global Index                                 8.42%

Combined Advisor Performance                        7.10%

Founders                                           14.71%

Janus                                              14.85%

Montgomery                                        -14.82%

Oakmark                                            22.20%

Oakmark International                               0.91%]


[A bar graph appears here, illustrating the three year average annual return for September 30, 1992 to September 30, 1995 for the Lipper Global Index, the subadvisers' combined performance and for the Accounts of Founders, Janus, Montgomery, Oakmark and Oakmark International Accounts. The data points from the chart are as follows:


Lipper Global Index                                14.42%

Combined Advisor Performance                       18.38%

Founders                                           17.01%

Janus                                              19.03%

Montgomery                                         14.88%

Oakmark                                            24.15%

Oakmark International                              15.06%]


[A bar graph appears here, illustrating the four year average annual return for September 30, 1991 to September 30, 1995 for the Lipper Global Index and for the Accounts of Founders, Janus and Oakmark. The data points from the chart are as follows:


Lipper Global Index                                11.34%

Founders                                           13.89%

Janus                                              15.89%

Oakmark                                            30.52%]

                                FUND MANAGEMENT

New England Funds Management, L.P., 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's manager. The Manager oversees, evaluates and monitors the subadvisers' provision of subadvisory services to the Fund and provides general business management and administration to the Fund. The Fund pays the Manager a management fee at the annual rate of 1.05% of the Fund's average daily net assets. This fee rate payable by the Fund is higher than that paid by most other mutual funds, but it is believed to be appropriate for the services received by the Fund and to be comparable to fees paid by other mutual funds investing in a manner similar to the Fund. This difference in the fee rate is partially due to the multi-adviser format. The Manager pays each of Harris Associates, Founders and Janus Capital an advisory fee at the annual rate of 0.65% of the first $50 million of the average daily net assets of each segment of the Fund that the subadviser manages, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million. The Manager pays Montgomery an advisory fee at the annual rate of 0.90% of the first $25 million of the average daily net assets of the segment of the Fund that Montgomery manages, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Montgomery has agreed to waive 0.15% of its fee through June 30, 1996.

The Distributor in its discretion may pay an incentive bonus to the subadviser whose segment of the Fund's portfolio has the highest relative return for the prior year versus that segment's investment peer group.

Subject to the supervision of the Manager, each subadviser manages its segment or segments of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for its segment(s) of the portfolio, places orders to purchase and sell securities for its segment(s) of the portfolio, and employs professional advisers and securities analysts who provide research services to its segment(s) of the portfolio. The Fund pays no direct fees to any of the subadvisers. Below is a brief description of the subadvisers.

Harris Associates, Two North LaSalle Street, Chicago, Illinois 60602, has advised and managed mutual funds since 1970. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

Robert J. Sanborn, C.F.A., is the portfolio manager for the U.S. segment of the Fund managed by Harris Associates. Mr. Sanborn joined Harris Associates as a portfolio manager and analyst in 1988. Before 1988, Mr. Sanborn held a variety of investment positions with the State Teachers Retirement System of Ohio.

David G. Herro, C.F.A. and Michael J. Welsh are the portfolio managers for the international segment of the Fund managed by Harris Associates. Mr. Herro joined Harris Associates from the State of Wisconsin Investment Board, where he managed a $700 million international equity fund from 1989 through July 1992. Mr. Welsh joined Harris Associates as an international analyst in 1992. Previously, he had been a senior associate, valuation services, with Coopers & Lybrand.

Montgomery, 600 Montgomery Street, San Francisco, California 94111, was formed in 1990 and since then has advised private accounts and mutual funds. Its general partner is Montgomery Asset Management, Inc. and its sole limited partner is Montgomery Securities, an investment banking firm founded in 1969.

The portfolio managers for the segment of the Fund managed by Montgomery are Josephine S. Jimenez, CFA, Managing Director and Senior Portfolio Manager, and Bryan L. Sudweeks, Ph.D., CFA, Managing Director and Senior Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager. Before joining Montgomery in 1991, Dr. Sudweeks was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Founders, 2930 East Third Avenue, Denver, Colorado 80206, has acted as an investment adviser since 1938. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer Bjorn K. Borgen, a lead portfolio manager, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segment of the Fund. Each team member has one or more areas of expertise that is applied to the management of Founders' segment of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the committee process, utilizes the input and advice of the management team in making purchase and sale determinations. Michael W. Gerding is lead portfolio manager for the segment of the Fund managed by Founders. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares.

Janus Capital, 100 Fillmore Street, Suite 300, Denver, Colorado 80206, has managed mutual funds since 1970 and also advises individual, corporate, charitable and retirement accounts. Helen Young Hayes has day-to-day management responsibility for those assets of the Fund allocated to Janus Capital, where she serves as a portfolio manager and a Vice President. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 83% of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.

The general partners of the Manager, Harris Associates and the Distributor are special purpose corporations. These corporations are indirect wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), whose sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). [Add disclosure about New England/Metropolitan Life merger]

In placing portfolio transactions for the Fund, each subadviser seeks the best execution. Subject to this policy, each subadviser may consider sales of shares of the Fund and other mutual funds they manage as a factor in the selection of broker-dealers. Subject to procedures adopted by the trustees of the Trust, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC or the Manager or any subadviser.

The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and the subadvisers.

                               BUYING FUND SHARES

    ----------------------------------------------------------------------------
     Using Tele#Facts 1-800-346-5984

     Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.
    ----------------------------------------------------------------------------

Minimum Investment

$2,500 is the minimum for an initial investment in the Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

 .    $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

 .    $50 for automatic investing through the Investment Builder program.

 .    $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

 .    $1,000 for accounts registered under the Uniform Gifts to Minors Act or the
     Uniform Transfers to Minors Act.

 .    $1,000 (per Fund) for Portfolio 1,2,3 investment programs and New England
     Funds All Weather Portfolio. Subsequent investment minimums are $50 per Fund. See Part II of the Statement.

6 Ways to Buy Fund Shares

     You may purchase Class A, Class B and Class C shares of the Fund in the following ways:

 .    Through your investment dealer:

     Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

 .    By mail:

     For an initial investment, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

     For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

 .    By wire transfer of Federal Funds:

     For an initial investment, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

     For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Star Worldwide Fund, Class of shares, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

 .    By Investment Builder:

     Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

     For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a void check from your bank account.

     To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

 .    By electronic purchase through ACH:

     You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

     To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 7 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

 .    By exchange from another New England Fund:

     You may also purchase shares of the Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares - Exchanging Among New England Funds" for complete details.

General

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the New York Stock Exchange [the "Exchange"] and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

Class A Shares

Shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. The current sales charges are:

                                                  Sales Charges as a % of             Dealer's Concession
                                                  -----------------------                  as a % of
     Value of Total Investment      Public Offering Price        Amount Invested         Offering Price
     -------------------------      ---------------------        ---------------         --------------
Less than $50,000...............             5.75%                    6.10%                   5.00%

$50,000 - $99,999...............             4.50%                    4.71%                   4.00%

$100,000 - $249,999.............             3.50%                    3.63%                   3.00%

$250,000 - $499,999.............             2.50%                    2.56%                   2.15%


$500,000 - $999,999.............             2.00%                    2.04%                   1.70%

$1,000,000 or more..............             None                     None                      *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

      ------------------------------------------------------------------
        To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.
      ------------------------------------------------------------------


Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares of the Fund, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of the New England Cash Management Trust Money Market Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I or New England Funds Trust II (the "Trusts"). For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

Class B Shares

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                 Contingent Deferred
                                  Sales Charge as a
                                 Percentage of Dollar
Year Since Purchase            Amount Subject to Charge
-------------------            ------------------------

1st......................                 4%
2nd......................                 3%
3rd......................                 3%


4th......................                 2%
5th......................                 1%
thereafter...............                 0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges - General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

Class C Shares

Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

Class Y Shares

The Fund may also offer a fourth class of shares which is not currently available for purchase. See "Additional Facts About the Fund" below.

      ------------------------------------------------------------------
                  A, B or C Shares - Which Should You Choose?

        Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.
      ------------------------------------------------------------------

Deciding Which Class to Purchase

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

General

No CDSC on any class of shares applies in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. Also, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of a Trust to another series of a Trust is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Fund at net asset value to an eligible governmental authority .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

 .    Letter of Intent - if aggregate purchases of all series and classes of the
     Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

 .    Combining Accounts - purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

 .    Unit holders of unit investment trusts - unit investment trust distributions of less than $1 million may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

 .    Eligible governmental authorities - no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

 .    Clients of an adviser or subadviser (affiliated with NEIC) - no sales charge or CDSC applies to investments of $25,000 or more in the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

 .    Shares of the Fund may be purchased at net asset value with no sales charge or CDSC by advisory accounts through investment advisers that are registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

 .    There is no sales charge or CDSC related to investments by 401(a), 401(k),
     457 or 403(b) plans that have total investment assets equal to or in excess of $5 million.

 .    Purchases of Class A shares of the Fund may be made with no sales charge or
     CDSC through an investment adviser, broker or financial planner that charges for its services. Purchases of Class A shares of the Fund may be made with no sales charge or CDSC by a participating investment adviser, broker or financial planner, provided such purchases are placed through an omnibus account with the Fund.

 .    There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers (affiliated with NEIC), the Distributor or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New England or of any insurance company affiliated with The New England.

 .    Shareholders of Reich & Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                               OWNING FUND SHARES

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of the Fund at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

      ------------------------------------------------------------------
        Automatic Exchange Plan. The Fund has an automatic exchange plan under which shares of a class of the Fund are automatically exchanged each month for shares of the same class of other series of the Trusts (other than New England Growth Fund, which is available only to certain eligible investors). The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.
      ------------------------------------------------------------------

Class B Shares

You may exchange Class B shares of the Fund or any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund, which does not offer Class B shares). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges - Class B Shares" above.

Class C Shares

You may exchange Class C shares of the Fund for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.


To make an exchange, please call 1-800-225-5478 between 8 a.m. and 7 p.m. (Eastern time), call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New England Funds. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Fund pays dividends annually. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned undeliverable to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.


      ------------------------------------------------------------------
        Dividend Diversification Program

        You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another
        New England Fund, subject to the investor eligibility
        requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. For Class B shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. Dividends will be invested in the selected fund's shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.
      ------------------------------------------------------------------


                              SELLING FUND SHARES

4 Ways to Sell Fund Shares

 .    Through your investment dealer:

     Call your authorized investment dealer for information.

 .    By telephone:

     You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

     . Wired to Your Bank Account - If you have previously selected the telephone redemption privilege on your account, Class A, Class B and Class C shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 7 p.m. (Eastern time). Class A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. Eastern time) will be processed at the next-determined net asset value. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

          Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     . Mailed to Your Address of Record - Shares may be redeemed by calling 1-800-225-5478 and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

     . Through ACH - Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 pm., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule. If you have recently purchased your shares through the ACH system, the Fund may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

 .    By mail:

     You may redeem your shares at their net asset value (less any applicable
     CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

     The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

     If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

     Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

     If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

 .    By Systematic Withdrawal Plan:

     You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option (Class A Shares Only)

You may apply your Class A share redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                                  FUND DETAILS

How Fund Share Price Is Determined

The Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each segment of the Fund's portfolio are valued at their fair market value as determined in good faith by the subadviser of that segment (or a pricing service selected by the subadviser) under the supervision of the Trust's Board of Trustees. The net asset value of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the Exchange each day it is open.

The net asset value per share of each class is determined by dividing the value of each class's assets (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares - Sales Charges" above. The public offering price of Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by the New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

--------------------------------------------------------------------------------
                        CALCULATING THE PRICE OF SHARES

Total Market Value of
---------------------
Portfolio Securities + Other Assets - Any Liabilities = Net Asset Value (NAV)
-----------------------------------------------------
    Total Number of Outstanding Shares in a Class

The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B and Class C shares is the NAV.
--------------------------------------------------------------------------------

Income Tax Considerations

The Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from the Fund's long-term capital gains ("capital gains distributions"), if designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have under reported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Internal Revenue Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations and about consequences of their investment under foreign laws.

--------------------------------------------------------------------------------
                            Average Cost Statement

  If you have exchanged or redeemed shares during the year, you will receive a statement that shows the cost basis of those shares which should help you determine your gain or loss for tax purposes.
--------------------------------------------------------------------------------


The Fund's Expenses

In addition to the management fee paid to the Adviser, the Fund pays all expenses not borne by the Adviser, the subadvisers or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal or state securities laws, all expenses of shareholders' and trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees of the Trust who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Fund," below.) Under a Service Plan in the case of Class A shares, and Service and Distribution Plans in the case of Class B and Class C shares, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to .25% of the amount invested. The Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The Class B and C service fees are payable regardless of the amount of the Distributor's related expenses.

The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

Performance Criteria

The Fund may include total return information for each class of shares in advertisements or other written sales material. The Fund will show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Fund

 .    New England Funds Trust I was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund is a newly organized series of the Trust.

 .    When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

 .    Except for matters that are explicitly identified as fundamental in this prospectus or Part I of the Statement, the investment policies of the Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

 .    If they become available, Class Y shares of the Fund will be eligible for purchase by endowments and foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least

     $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares will also be eligible for purchase by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans or Separate Accounts. Investments in Class Y shares will also be able to be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

 .    If Class Y shares become available, they will be identical to Class A,
     Class B and Class C shares, except that Class Y shares will have no sales charge or CDSC, will bear no Rule 12b-1 fees and will have separate voting rights in certain circumstances. Class Y will bear its own transfer agency and prospectus printing costs and will not bear any portion of those costs relating to other classes of shares.

 .    The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

 .    The transfer and dividend paying agent for the Fund is New England Funds,
     L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

 .    If the balance in your account with the Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $500 for all accounts, except for those indicated below and for Individual Retirement Accounts, which have a $25 minimum), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

 .    The Fund's annual report contains additional performance information and will be made available upon request and without charge.

 .    The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded. See Part II of the Statement for more details.

                               GLOSSARY OF TERMS

Capital gain distributions - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent Deferred Sales Charge (CDSC) - A fee that may be charged when a shareholder sells fund shares.

Distribution fee - An annual asset-based sales charge that is used to pay for sales-related expenses.

Income distributions - Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund - The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) - The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. - The distributor and transfer agent of the New England Funds.

Open end management investment company - A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price - The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date - The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee - Payments by a fund for personal service to investors and/or for maintenance of shareholder accounts by the Distributor or a financial representative.

Total return - The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield - The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees - Fees paid by a mutual fund under a plan adopted under SEC Rule 12b-
1. Can include both distribution fees and service fees.

                                      LOGO

                               NEW ENGLAND FUNDS

                        NEW ENGLAND STAR WORLDWIDE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               December 27, 1995

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Star Worldwide Fund (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Fund dated December 27, 1995 for Class A, B, C or Y shares (the "prospectus"). The Statement should be read together with the prospectus. Investors may obtain a free copy of the prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

     This Statement contains information about the Class A, B, C and Y shares of the Fund. The Fund is a series of New England Funds Trust I (the "Trust"), a registered investment company that offers a total of eleven series.


                       T a b l e   o f   C o n t e n t s
                                                                   Page
                       Part I
Investment Restrictions
Fund Charges and Expenses


                       Part II
Miscellaneous Investment Practices
Management of the Trust
Portfolio Transactions and Brokerage
Description of the Trust and Ownership of Shares
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges
Shareholder Services
Redemptions
Standard Performance Measures
Income Dividends, Capital Gain Distributions and Tax Status

Appendix A - Description of Bond Ratings
Appendix B - Publications That May Contain Fund Information
Appendix C - Advertising and Promotional Literature

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Fund, some of which restrictions (those restrictions marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the Fund. The percentages set forth below and the percentage limitations set forth in the prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:

(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government Securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, reverse repos, collateral arrangements with respect to options, futures contracts and options on futures contracts, forward contracts and swaps and with respect to initial and variation margin are not deemed to be a pledge of assets);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if officers and trustees of the Trust or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities, swaps and forward contracts of companies investing in the foregoing);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12)  Make investments for the purpose of exercising control or management;

(13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Harris Associates L.P. or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(14) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies,
      (b) write, purchase and sell put and call options on securities or securities indexes and (c) enter into currency forward contracts;

(15) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities;

(16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

     The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (15) above.

--------------------------------------------------------------------------------

                           FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

Investment Advisory and Administrative Services Fees

     Pursuant to an Advisory Agreement dated December 27, 1995 New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays NEFM a fee at the annual rate of 1.05% of the Fund's average daily net assets.

     The Advisory Agreement provides that NEFM may delegate its responsibilities thereunder to other parties. As explained in the prospectus, the Fund's portfolio is divided into five segments. NEFM has delegated responsibility for the investment and reinvestment of the assets of each segment of the portfolio to four different investment advisers (the "subadvisers"). The subadvisers are Harris Associates L.P. ("Harris"), which manages two of the five segments, and Founders Asset Management Inc. ("Founders"), Janus Capital Corporation ("Janus Capital") and Montgomery Asset Management, L.P. ("Montgomery"), each of which manage one of the five segments. NEFM pays each subadviser a fee for managing its segment or segments of the portfolio, at the annual rate of 0.65% of the average daily net assets of each such segment up to $50 million, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million; except that Montgomery's fee is at the annual rate of 0.90% of the average daily net assets of its segment of the portfolio up to $25 million, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Montgomery has agreed to waive 0.15% of its fee through June 30, 1996.

     For more information about the Fund's investment advisory and subadvisory agreements, see "Management of the Trust" in Part II of this Statement.

                                    PART II
--------------------------------------------------------------------------------

                       MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------


     The following information relates to certain investment practices in which the Fund may engage.


Loans of Portfolio Securities.  The Fund may lend its portfolio securities to
-----------------------------
broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. (The Fund at the present time has no intention to engage in the lending of portfolio securities.) The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 15% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board of trustees of the Trust or persons acting pursuant to the direction of the board.

     These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities.  The Fund may invest in some or all of the following
--------------------------
U.S. Government Securities:

 .  U.S. Treasury Bills - Direct obligations of the United States Treasury which
   -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

 .  U.S. Treasury Notes and Bonds - Direct obligations of the United States
   -----------------------------
Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

 .  "Ginnie Maes" - Debt securities issued by a mortgage banker or other
   -------------
mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .  "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
   -------------
government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

 .  "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
   --------------
corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     As described in the prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities.  The Fund may enter into agreements with banks or
----------------------
broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government Securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements.  The Fund may enter into repurchase agreements by which
---------------------
the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities.  Zero coupon securities are debt obligations that do not
----------------------
entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Trust to sell such securities at such time.

Convertible Securities.  The Fund may invest in convertible securities including
----------------------
corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Options and Futures
-------------------

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or certain illiquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date.
Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission.

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

Risks. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of Harris to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e. brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-Counter Options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Economic Effects and Limitations. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     The Fund will not "over hedge," that is, maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical price volatility relationship between the portfolio and futures and options contracts. Also, subject to change without shareholder approval, the Fund will not sell futures contracts if, as a result, the sum of the amount of its initial margin deposits on its existing futures positions would exceed 5% of the Fund's total assets (taken at current value).

Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Foreign Currency Hedging Transactions.  To protect against a change in the
-------------------------------------
foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------

Trustees
--------

Trustees of the Trust and their principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR. -- Trustee (55); 79 John F. Kennedy Street, Cambridge, MA
                          -------
     02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly Dean, John F. Kennedy School of Government.

KENNETH J. COWAN -- Trustee (63); One Beach Drive, S.E. #2103, St. Petersburg,
                    -------
     Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly Director, Neworld Bank for Savings and Neworld Bancorp.

SANDRA O. MOOSE -- Trustee (53); 135 E. 57th Street New York, NY 10022; Senior
                   -------
     Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER/*/ -- Trustee and President (52); President, Chief
                           ---------------------
     Executive Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, NEFM; Director, Back Bay Advisors, Inc.; formerly, Director, New England Securities Corporation ("New England Securities").

JOHN A. SHANE -- Trustee (62); 300 Unicorn Park Drive, Woburn, Massachusetts
                 -------
     01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management); formerly, Director, Abt Associates, Inc. (consulting firm); formerly, Director, Aviv Corporation (manufacturer of

--------------------
/*/ Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

     controllers); formerly, Director, Banyan Systems, Inc. (manufacturer of network software); formerly, Director, Cerjac Inc. (manufacturer of telephone testing equipment).

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
                  ----------------------------------------------------------
     (49); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc.; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, Back Bay Advisors, Inc.; Director, New England Mutual Life Insurance Company ("The New England"); formerly, Executive Vice President, Bank of America; formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank, and Chief Executive Officer of the Security Pacific Investment Group.

PENDLETON P. WHITE -- Trustee (64); 6 Breckenridge Lane, Savannah, Georgia
                      -------
     31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); Trustee, The Faulkner Corporation.

Officers
--------

     Officers of the Trust and their principal occupations during the past five years are as follows:

J. STEVEN NEAMTZ -- Vice President; Executive Vice President, NEF Corporation;
                    --------------
     Executive Vice President, New England Funds, L.P.

BRUCE R. SPECA -- Vice President; Executive Vice President, NEF Corporation;
                  --------------
     Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer; Senior Vice President and Chief Financial Officer,
                ----------
     NEF Corporation; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation.

ROBERT P. CONNOLLY -- Secretary and Clerk; Senior Vice President and General
                      -------------------
     Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM: formerly, Managing Director and General Counsel, Kroll Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital Management Corporation (investment management company).

CHARLES T. WALLIS -- Senior Vice President; President, Chief Executive Officer
                     ---------------------
     and Director, Back Bay Advisors, L.P. ("Back Bay Advisors"); Director, New England Securities; formerly, Vice President, The New England.

HAROLD B. BJORNSON -- Vice President; Vice President, Back Bay Advisors;
                      --------------
     formerly Assistant Vice President, New England Securities.

KIMBERLY J. FORSYTH -- Vice President; Senior Vice President, Back Bay Advisors;
                       --------------
     formerly, Senior Vice President and Director of Tax-Exempt Credit Research Department, Legg Mason, Incorporated (investment advisory firm); formerly, Vice

     President and Senior Credit Analyst, Putnam Investment Management, Incorporated (investment management company); formerly, Director of Municipal Research, Alex. Brown & Sons Incorporated (brokerage/advisory firm).

CHARLES G. GLUECK -- Vice President; Senior Vice President, Back Bay Advisors;
                     --------------
     formerly, Senior Investment Officer, The New England.

ERIC N. GUTTERSON -- Vice President; Vice President, Back Bay Advisors.
                     --------------

SCOTT A. MILLIMET -- Vice President; Vice President, Back Bay Advisors;
                     --------------
     formerly, Senior Vice President and Manager of Carroll, McEntee & McGinley, Chicago Board of Trade.

J. SCOTT NICHOLSON -- Vice President; Senior Vice President, Back Bay Advisors.
                      --------------

EDGAR M. REED -- Vice President; Executive Vice President and Chief Investment
                 --------------
     Officer, Back Bay Advisors; formerly, Head of the Fixed Income Management Group, Aetna Capital Management.

G. KENNETH HEEBNER -- Senior Vice President; Associate, Capital Growth
                      ----------------------
     Management Limited Partnership ("CGM"); formerly, Vice President and Director, Loomis, Sayles & Company, L.P. ("Loomis Sayles").

ROBERT L. KEMP -- Senior Vice President; Associate, CGM; formerly, President and
                  ----------------------
     Director, Loomis Sayles.

ROBERT J. BLANDING -- Senior Vice President; Chief Executive Officer, Loomis
                      ----------------------
     Sayles.

MERIANNE BECK -- Vice President; Vice President, Senior Partner and Fixed-Income
                 ---------------
     Portfolio Manager, Loomis Sayles; formerly, Senior Portfolio Manager and Investment Strategist, TSA Capital Management.

CATHERINE L. BUNTING -- Vice President; Senior Vice President, Back Bay
                        ---------------
      Advisors; formerly, trader, Harvard Management Company.

CHRISTINE A. CREELMAN -- Vice President; Vice President, Back Bay Advisors.
                         ---------------

DAVID M. DAVIS -- Vice President; Vice President and Senior Partner, Loomis
                  ---------------
     Sayles.

CHARLES J. FINLAYSON -- Vice President; Vice President, Director, General
                        ---------------
     Counsel, Secretary and Clerk, Loomis Sayles.

DANIEL FUSS -- Vice President; Managing Partner, Executive Vice President and
               --------------
     Director, Loomis Sayles.

RICHARD W. HURCKES -- Vice President; Vice President, Loomis Sayles.
                      ---------------

CAROL C. McMURTRIE -- Vice President; Director, Managing Partner and Vice
                      ---------------
     President, Loomis Sayles; formerly, Vice President, Addison Capital Management.

TRICIA H. MILLS -- Vice President; Vice President, Loomis Sayles.
                   ---------------

SCOTT S. PAPE -- Vice President; Vice President, Loomis Sayles; formerly, Equity
                 ---------------
Portfolio Manager, Illinois State Board of Investment.

JEFFREY C. PETHERICK -- Vice President; Vice President, Loomis Sayles; formerly,
                        --------------
Analyst, Masco Corporation.

DOUGLAS D. RAMOS -- Vice President; Vice President and Senior Partner, Loomis
                    ---------------
Sayles.

    Previous positions during the past five years with The New England, Back
Bay Advisors, Loomis Sayles or New England Funds, L.P. are omitted, if not materially different. Each of the Trust's trustees is also a director or trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter and Back Bay Advisors acts as investment adviser.

     Except as indicated above, the address of each trustee and officer of the Trust affiliated with New England Funds, L.P. or Back Bay Advisors is 399 Boylston Street, Boston, Massachusetts. The address of each officer associated with Loomis Sayles is One Financial Place, Boston, Massachusetts, except for Mr. Blanding, Mr. Davis and Ms. Beck, whose address is 155 Lake Avenue, Suite 1030, Pasadena, California; Messrs. Hurckes and Pape, whose address is Three First National Plaza, Chicago, Illinois; and Mr. Petherick, whose address is 1533 North Woodward Street, #300, Detroit, Michigan. The address of each officer associated with Harris is Two North LaSalle Street, Chicago, Illinois 60602.
The address of each officer associated with Founders is 2930 East Third Avenue, Denver, Colorado 80206. The address of each officer associated with Janus Capital is 100 Fillmore Street, Suite 300, Denver, Colorado 80206. The address of each officer associated with Montgomery is 600 Montgomery Street, San Francisco, California 94111.

Trustees Fees
-------------

     The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

     Each trustee who is not an interested person of the Trust receives, in the aggregate for serving on the boards of the Trust and [12] other mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she was a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Fund and the [12] other mutual fund portfolios based on a formula that takes into account, among other factors, the net assets of each fund.

     During the fiscal year ended December 31, 1995 the persons who were then trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving on the governing boards of [28] other mutual fund portfolios (the "Other Funds").

                                Aggregate           Total Compensation from
                            Compensation from    the Trust and the       Other
                            the Trust in 1995        Funds in       1995
     Name of Trustee                     ----                       ----
     ---------------
Kenneth J. Cowan               $                          $
Joseph M. Hinchey
Richard S. Humphrey, Jr.


Robert B. Kittredge                                          (a)
Laurens MacLure                                              (a)
Sandra O. Moose
James H. Scott
John A. Shane
Joseph F. Turley
Pendleton P. White

(a) Also includes compensation paid by the 5 CGM Funds, a group of mutual funds for which Capital Growth Management Limited Partnership, the investment adviser of the Trust 's New England Growth Fund, serves as investment adviser.

     The Trust provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each of the funds in the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, the Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

    As of December 27, 1995, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

Advisory and Subadvisory Agreements
-----------------------------------

    The Fund's advisory agreement provides that NEFM will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

    The Fund pays all expenses not borne by its adviser or subadvisers including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. The Fund also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

    Under the Fund's advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, NEFM shall pay such excess. At present, the most restrictive state annual expense limitation is 2 1/2% of the average annual net assets up to $30,000,000, 2% of the next $70,000,000 and 1 1/2% of such assets in excess of $100,000,000. NEFM will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under the Fund's Distribution Agreement and the Distribution Plans would be excluded from "expenses."

    The advisory agreement and each sub-advisory agreement between NEFM and the subadviser that manages a segment or segments of the Fund's portfolio provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement or the subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Trust's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. The subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and is automatically terminated upon termination of the advisory agreement. In addition, the advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or NEFM.

    The advisory agreement and each sub-advisory agreement each provide that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    NEFM, organized in 1995, is an independently operated subsidiary of NEIC, and serves as the investment adviser to New England Growth Opportunities Fund, New England Strategic Income Fund [,Growth Fund of Israel] and New England Equity Income Fund, as well as the Fund [update if restructuring before 1/1/96].

    Harris was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of NEIC, having been acquired by NEIC in 1995. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

    Janus Capital serves as investment adviser to the Janus mutual funds and for individual, charitable, corporate and retirement accounts. Kansas City Southern Industries, Inc., a publicly-traded company, owns 83% of Janus Capital. Thomas
H. Bailey, chairman and president of Janus Capital, owns approximately 12%.

    Certain officers and employees of Harris who are also officers of the Trust have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris) that may invest in securities in which the Fund may invest. Where Harris determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Harris's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

    In addition to advising a segment of the Fund's portfolio, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for the Fund, and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Fund and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Fund and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Fund and each account, the size of investment commitments generally held by the Fund and each account, and the opinions of the persons at Montgomery responsible for selecting investments for the Fund and the accounts. It is the opinion of the trustees that the desirability of retaining Montgomery as an investment adviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

    The segment of the Fund advised by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segment of the Fund advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund to participate in volume transactions may possibly produce better executions for the Fund in some cases. It is the opinion of the trustees that the desirability of retaining Founders as an adviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

    Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts (the "private accounts"), as well as for a segment of the portfolio of the Fund. Although the overall investment objective of the Fund may differ from the objectives of the private accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Fund as well as for one or more of the other funds or the private accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Fund and for one or more of the other funds or private accounts. To the extent that the Fund and one or more of the other funds or private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Fund or the amount of securities that may be purchased or sold by the Fund at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Fund, the other funds and the private accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees that the desirability of retaining Janus Capital as an adviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

    It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Harris as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

    Distribution Agreement and Rule 12b-1 Plans.  Under an agreement with the
    -------------------------------------------
Fund (the "Distribution Agreement"), New England Funds, L.P. serves as the general distributor of each class of shares of the Fund. Under this agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

    New England Funds, L.P. is compensated under the Distribution Agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the prospectus.

    As described in the prospectuses, the Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

    Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval of the holders of such shares. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Fund's shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of

1934. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. [If they become available, Class Y shares of the Fund may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from NEFM with respect to sales of Class Y shares.]

    The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

    The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of Fund (or the relevant class, in the case of the Plans).

    With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trust nor any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

    Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

    New England Funds, L.P. controls the words "New England" in the name of the Trust and the Fund and if it should cease to be the distributor, the Trust or the Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust, New England Tax Exempt Money Market Trust, New England Funds Trust II, New England Funds Trust III and the other series of the Trust besides the Fund.

    During the years ended December 31, 1992 and 1993, New England Funds, L.P. received commissions on the sale of the Class A shares of the Trust aggregating $19,853,746 and $12,478,105 and respectively, of which $1,985,975 and $1,428,524 was retained by New England Funds, L.P. During the year ended December 31, 1994, New England Funds, L.P. received commissions on the sale of shares of the Trust aggregating $9,569,312, of which $8,290,120 was allowed to other securities dealers and the balanced retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from the Trust's investment advisers or the Funds directly for providing certain administrative services relating to the Trust.

    Custodial Arrangements.  State Street Bank and Trust Company ("State Street
    ----------------------
Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with

Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

    Independent Accountants.  The Fund's independent accountants are Price
    -----------------------
Waterhouse L.L.P., 160 Federal Street, Boston, MA 02109. The independent accountants of the Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements
------------------

    Pursuant to a contract between the Fund and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays per account fees to New England Funds, L.P. for these services in the amount of $17.25. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of $6.80.

--------------------------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------

      Segments of the Fund advised by Harris.  In placing orders for the
      --------------------------------------
purchase and sale of portfolio securities for the Fund, Harris always seeks the best price and execution. Some of the Fund's portfolio transactions are placed with brokers and dealers who provide Harris with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by Harris. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Harris. The services may also be used by Harris in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

    In placing orders for the purchase and sale of equity securities, Harris selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Harris is the principal source of information and advice to the Fund, and is responsible for making and initiating the execution of the investment decisions by the Fund. However, the Board of Trustees of the Trust recognizes that it is important for Harris, in performing its responsibilities to the Fund, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. Consequently, the commission paid to brokers providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of Harris in providing management services to the Fund is not determinable. In addition, it is understood by the Board of Trustees of the Trust that other clients of Harris might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from information obtained by the Harris in performing services to others.

    Segments of the Fund advised by Montgomery and Founders.  In placing orders
    --------------------------------------------------------
for the purchase and sale of portfolio securities for the Fund, Montgomery and Founders always seek the best price and execution. Some of the Fund's portfolio transactions are placed with brokers and dealers who provide Montgomery and Founders with supplementary investment and statistical information or furnish market quotations to the Fund, the other Funds or other investment companies advised by Montgomery and Founders. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Montgomery and Founders. The services may also be used by Montgomery and Founders in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

    In placing orders for the purchase and sale of equity securities, each subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

    Segment of the Fund advised by Janus Capital.  Decisions as to the
    ---------------------------------------------
assignment of portfolio business for the segment of the Fund's portfolio advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segment of the Fund's portfolio, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

    In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

    Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

    Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

General
-------

    Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

    Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor, NEFM or the subadvisers. Any such transactions will comply with Rule 17e-1 under the Investment Company Act of 1940.

    Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as New England Securities, may not serve as the Fund's dealer in connection with such transactions.

    It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------


    New England Funds Trust I is organized as a Massachusetts business Trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985 and is a "series" company as described in Rule 18f-1 under the 1940 Act. The Fund is a newly organized series of the Trust. The Trust has eleven separate portfolios (the "Funds"). The other series of the Trust are New England Growth Fund, which has one class of shares, New England Tax Exempt Income Fund, which has two classes of shares, New England Capital Growth Fund, New England Strategic Income Fund and New England Government Securities Fund, each of which has three classes of shares, and New England Balanced Fund, New England Value Fund, New England International Equity Fund, New England Star Advisers Fund and New England Bond Income Fund, each of which has four classes of shares. The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. New England International Equity Fund commenced operations on May 22, 1992. New England Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. New England Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. New England Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. The remaining funds in the Trust are successors to the following corporations which commenced operations in the years indicated:

        Corporation                              Date of Commencement
        -----------                              --------------------
    NEL Growth Fund, Inc.                                1968
    NEL Retirement Equity Fund, Inc.*                    1969
    NEL Equity Fund, Inc.**                              1968
    NEL Income Fund, Inc.                                1973



    NEL Tax Exempt Bond Fund, Inc.                       1976

     *Predecessor of New England Value Fund
    **Predecessor of New England Balanced Fund

    The Declaration of Trust of the Trust currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a series of shares of the Trust. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

    The shares of the Fund are divided into four classes, Class A, Class B, Class C and Class Y. The Fund offers Class A, Class B, Class C and Class Y shares. The Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of the Fund are borne by its Class A, Class B, Class C and Class Y shares on a pro rata basis, except for the administrative services fee (which may be charged at a separate rate to each class), 12b-1 fees (which are borne only by Classes A, B and C) and the following expenses that are separately allocated to each class: transfer agency fees and expenses of printing and mailing prospectuses to shareholders.

    The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a fund in the Trust are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each fund in the Trust, certain expenses may be legally chargeable against the assets of all classes of the funds in the Trust.

    The Declaration of Trust also permits Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund of the Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the board of trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights
-------------

    As summarized in the prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

    The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreements relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

    There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

    Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

    No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and
(iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability
---------------------------------

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

    The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

--------------------------------------------------------------------------------

    The procedures for purchasing shares of the Fund are summarized in the prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

    For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

    Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automaed Clearing House ("ACH"), or by exchange as described in the prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor.

    The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B or C shares. Payment must be received by the Distributor within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

--------------------------------------------------------------------------------

                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

    The method for determining the public offering price and net asset value per share is summarized in the prospectus.

    The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ national market system are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

    Generally, trading in Foreign Government Securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in determining the net asset value of the Fund's shares are computed as of 3:00 p.m. Eastern time, in the case of U.S. and Canadian Government Securities, and 5:00 p.m. London time, in the case of Foreign Government Securities and equity securities of non-U.S. issuers which are not traded on a U.S. national exchange, except that, in unusual instances in which London trading in certain Foreign Government Securities continues past 5:00 p.m. London time, the values of such Foreign Government Securities will be computed as of the close of the New York Stock Exchange that day (or such earlier time as significant trading activity in such Foreign Government Securities ceases for the day). The value of equity securities of non-U.S. issuers not traded on a U.S. exchange will be valued at their last sale price, if any, on the exchange on which they principally trade. Occasionally, events affecting the value of fixed-income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

    The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus. The public offering price of a Class B, C or Y share of the Fund is the next determined net asset value.



--------------------------------------------------------------------------------

                             REDUCED SALES CHARGES

                              Class A Shares Only
--------------------------------------------------------------------------------

    Special purchase plans are enumerated in the text of the prospectus.

    Cumulative Purchase Discount.  A Fund shareholder making an additional
    ----------------------------
purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares - Sales Charges" in the prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of New England Funds Trust II and the Trust (the "Trusts") held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more funds in the Trusts with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of the Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

    Letter of Intent.  A Letter of Intent (a "Letter"), which can be effected at
    ----------------
any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

    A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

    A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

    The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

    State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

    Combining Purchases.  Purchases of all series and classes of the Trusts by
    -------------------
or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

    Combining with Other Series and Classes of the Trusts.  A shareholder's
    -----------------------------------------------------
total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] if such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

    Unit Holders of Unit Investment Trusts.  Unit investment trust distributions
    --------------------------------------
may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

    Clients of Advisers or Subadvisers (Affiliated with NEIC).  No sales charge
    ---------------------------------------------------------
or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to the Trusts; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA

Plan under a prototype of an adviser or subadviser (affiliated with NEIC) to the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

    Offering to Employees of The New England and Associated Entities.  There is
    ----------------------------------------------------------------
no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by any of the Trusts' investment advisers or subadvisers (affiliated with NEIC), New England Funds, L.P. or any other company affiliated with The New England; current and former directors and trustees of the Trusts; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of The New England or any other company affiliated with The New England.

    Eligible Governmental Authorities.  There is no sales charge or contingent
    ---------------------------------
deferred sales charge related to investments in Class A shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

    Investment Advisory Accounts.  Purchases of Class A shares of the Fund may
    ----------------------------
be made with no sales charge or CDSC through an investment adviser, broker or financial planner that charges for its services. Purchases of Class A shares of the Fund may be made with no sales charge or CDSC by a participating investment adviser, broker or financial planner, provided such purchases are placed through an omnibus account with the Fund. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of the Fund by any advisory accounts through investment advisers registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

    Shareholders of Reich and Tang Government Securities Trust. Shareholders of
    -----------------------------------------------------------
Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.
--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts
-------------

    A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

     The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)
----------------------------------------------------

     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the prospectus or may be obtained by calling New England Funds, L.P. at (800) 225-5478 or your investment dealer.

     This program is voluntary and may be terminated by New England Funds, L.P. upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)
----------------------------------------------------------------

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the prospectus. For these plans, initial and subsequent investments in the Fund must be at least $25 for each participant in a plan, and income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

     An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

    Certain retirement plans may also be eligible to purchase Class Y shares. See the prospectus.

Systematic Withdrawal Plans (Class A, B and C Shares)
-----------------------------------------------------

    An investor owning Fund shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

    A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

    In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to a redemption pursuant to the Plan.

    All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

    Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

    It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

    Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege
------------------

    A shareholder may exchange the shares of any fund in the Trusts (in the case of Class A shares of New England Adjustable Rate U.S. Government Fund, New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. If you own Class A or Class C shares, you may also elect to exchange your shares of the Fund for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC, the exchange stops the aging period relating to the CDSC. The aging resumes only when an exchange is made back into shares of one of the Trusts. If you own Class Y shares of the Fund, you may exchange those shares for Class Y shares of other funds in the Trusts or for the Class A shares of the Money Market Funds. These options are summarized in the prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at (800) 223-7124 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a Fund before an exchange for that Fund can be effected.

The investment objectives of the other funds (besides the Fund) in the Trusts and the Money Market Funds are as follows:

Stock Funds:

    New England Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

    New England Capital Growth Fund seeks long-term growth of capital.

    New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

    New England Balanced Fund seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

    New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income.

    New England International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

    New England Star Advisers Fund seeks long-term growth of capital.

    Growth Fund of Israel seeks long-term growth of capital.

Bond Funds:

    New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

    New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

    New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

    New England Strategic Income Fund seeks high current income with a secondary objective of capital growth.

    New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

    New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

    New England Tax Exempt Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholder's' capital. The Tax Exempt Income Fund invests primarily in debt securities, the interest of which is, in the opinion of the debt issuer's counsel, exempt from federal income tax ("tax exempt bonds"), and may engage in transactions in financial futures contracts and options on futures.

    New England Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's investment adviser, believes is consistent with preservation of capital.

    New England Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

    New England Intermediate Term Tax Free Fund of New York seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

Money Market Funds:

NEW ENGLAND CASH MANAGEMENT TRUST -

      Money Market Series --  maximum current income consistent with
      -------------------
      preservation of capital and liquidity.

      U.S. Government Series -- highest current income consistent with
      ----------------------
      preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

    As of December 27, 1995, the net assets of the funds in the Trusts and the Money Market Funds totaled over [$____] billion.

     An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B and C Shares)
-------------------------------------------------

    As described in the prospectus following the caption "Owning Fund Shares", a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $500 or over ($1000 for spousal
IRAs). The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

--------------------------------------------------------------------------------

                                  REDEMPTIONS

--------------------------------------------------------------------------------

    The procedures for redemption of shares of a Fund are summarized in the prospectus. As described in the prospectus, a contingent deferred sales charge ("CDSC") may be imposed on certain purchases of Class A shares. For purposes of the CDSC, an exchange of shares from the Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a contingent deferred sales charge is applicable to a redemption of Class A shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class C shares in the shareholder's Fund account, second of shares held for over one year and third of shares issued in connection with dividend reinvestment. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

    Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution", as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free
(800) 225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)
---------------------------------------------

     The prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------

                         STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------

    Calculation of Total Return.  Total return is a measure of the change in
    ---------------------------
value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of the Fund rather than paid to the investor in cash. The formula for total return used by the Fund is prescribed by the Securities and Exchange Commission and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.


Performance Comparisons
-----------------------

    Total Return.    Total returns will generally be higher for Class A shares
    ------------
than for Class B and C shares of the Fund, because of the higher levels of expenses borne by the Class B and C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, B and C shares. The Fund may from time to time include total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

    Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

    The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

    The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

    The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

    The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

    The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

    The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

    The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

    The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

    Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

    The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

    The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

    The Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

    Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund's and the fund group's asset levels and sales volumes, numbers of shareholders by fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications and on various computer networks, including, but not limited to, those publications and computer networks listed in Appendix B to this Statement. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix C.

    The Fund may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

    The Fund may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                        Investments At 8% Rate of Return

              5 yrs.       10        15        20        25        30
     $ 50      3,698    9,208    17,417    29,647    47,868    75,015
       75      5,548   13,812    26,126    44,471    71,802   112,522
      100      7,396   18,417    34,835    59,295    95,737   150,029
      150     11,095   27,625    52,252    88,942   143,605   225,044
      200     14,793   36,833    69,669   118,589   191,473   300,059
      500     36,983   92,083   174,173   296,474   478,683   750,148

                       Investments At 10% Rate of Return

              5 yrs.       10       15       20        25         30
     $  50     3,904   10,328   20,896   38,285    66,895    113,966
        75     5,856   15,491   31,344   57,427   100,342    170,949
       100     7,808   20,655   41,792   76,570   133,789    227,933
       150    11,712   30,983   62,689  114,855   200,684    341,899
       200    15,616   41,310   83,585  153,139   267,578    455,865
       500    39,041  103,276  208,962  382,848   668,945  1,139,663

     The Fund's advertising and sales literature may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Trusts, with respect to investing in shares of the Trusts and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g. the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

     As described in the Fund's prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or
related trades and businesses.   To the extent it qualifies for treatment as a
regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

     The Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to Israel and other foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction in respect of income taxes paid by the Fund to foreign countries may be claimed by shareholders who do not itemize deductions on their federal income tax returns. The Fund will notify shareholders each year of the amount for dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

     The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     The Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                   APPENDIX A
                          DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S CORPORATION
-----------------------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                               BB, B, CCC, CC, C

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       CI

The rating CI is reserved for income bonds on which no interest is being paid.


                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA' to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa
Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


                                      Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

                                       Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

                                       Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                 C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World

Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek

Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV

WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in New England Funds' advertising and promotional literature to New England Investment Companies ("NEIC") and its affiliates that perform advisory functions for New England Funds including, but not limited to: Back Bay Advisors, L.P., Harris Associates L.P., Loomis, Sayles and Company, L.P., Westpeak Investment Advisors, L.P., Capital Growth Management Limited Partnership and Draycott Partners, Ltd.

     References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L.P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.

     References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Montgomery Asset Management, L.P., Berger Associates, Inc., Janus Capital Corporation and Founders Asset Management, Inc.

     New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

     Specific and general investment emphasis, specialties, competencies, operations and functions

     Specific and general investment philosophies, strategies, processes and techniques

     Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

     The corporate histories, founding dates and names of founders of the entities

     Awards, honors and recognition given to the firms

     The names of those with ownership interest and the percentage of ownership

     Current capitalization, levels of profitability and other financial information

     Identification of portfolio managers, researchers, economists, principals and other staff members and employees

     The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

     Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

     Current and historical statistics about:

     -  total dollar amount of assets managed

     -  New England Funds' assets managed in total and by Fund

     -  the growth of assets

     -  asset types managed

     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

   Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds, including but not limited to, New England Star Advisers Fund (the "Star Advisers Fund") portfolio manager Rodney L. Linafelter of Berger Associates, Inc. and Berger Funds, who also serves as portfolio manager of the Berger 100 Fund; Star Advisors Fund portfolio manager Warren B. Lammert and Fund portfolio manager Helen Young Hayes of Janus Capital Corporation and Janus Funds, who also serve as portfolio managers of the Janus Mercury Fund and the Janus Worldwide Fund, respectively; Fund portfolio managers Josephine S. Jimenez and Bryan L. Sudweeks of Montgomery Asset Management, L.P., who also serve as portfolio managers of Montgomery Emerging Markets Fund; Star Advisers Fund portfolio manager Edward F. Keely and Fund portfolio manager Michael W. Gerding of Founders Asset Management, Inc. and Founders Funds, who also serve as portfolio managers of Founders Growth Fund and Founders Worldwide Growth Fund, respectively; and Star Advisers Fund portfolio manager Jeffrey C. Petherick of Loomis, Sayles & Company, L.P. and Loomis Sayles Funds, who also serves as portfolio manager of the Loomis Sayles Small Cap Fund. Specific and general references may be made to the Loomis Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss, who serves as portfolio manager of New England Strategic Income Fund and the Loomis Sayles Bond Fund; and Fund portfolio managers Robert J. Sanborn and David G. Herro of Harris Associates L.P. and Oakmark Funds, who also serve as portfolio managers of Oakmark Fund and Oakmark International Fund, respectively. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Fund and other funds managed by the Fund's subadvisers, including but not limited to those provided by Morningstar, Lipper
   Analytical Services, Forbes and Worth.

     In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

     NEIC is the [seventh] largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over [$60] billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.

     Back Bay Advisors, L.P. employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.

    Draycott Partners, Ltd. specializes in international stocks and tracks key world markets and economic trends from offices in London and Boston. Its investment approach is based on concentration on "blue chip" companies in stable, growing economies and is guided by independent, non-consensus thinking. It monitors country weightings with strict attention to risk control to promote long-term returns.

     Capital Growth Management, L.P. seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy. Among its approaches are pursuit of growth 50% above the Standard & Poor's Index of 500 Common Stocks, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.

     Loomis, Sayles & Company, L.P. is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are large corporations such as Chrysler, Mobil Oil and Revlon.

     Westpeak Investment Advisors, L.P. ("Westpeak") employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.

     Harris Associates, L.P. is a Chicago-based investment management company with more than $6.5 billion in assets under management, comprised of the $3.2 billion Oakmark Fund Group and $3.3 billion in institutional assets.

     Harris Associates, L.P.'s investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long-term growth of capital.

     On June 30, 1995, NEIC purchased the assets of Graystone Partners, L.P. ("Graystone"), a Chicago-based consulting firm focusing exclusively on working with the wealthiest families in the country. Founded in 1993, Graystone specializes in assisting high net worth families in developing asset allocation strategies, identifying appropriate portfolio managers and the monitoring of investment performance.

     References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

  Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

  Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

  -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

  -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

  -current and prospective ERISA regulation and requirements.

  Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

  -increased employee retention

  -reinforcement or creation of morale

  -deductibility of contributions for participants

  -deductibility of expenses for employers

  -tax deferred growth, including illustrations and charts

  -loan features and exchanges among accounts

  -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

  -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

  -broad choice of investment options and competitive fees

  -plan sponsor and participant statements and notices

  -the plan prototype, summary descriptions and board resolutions

  -plan design and customized proposals

  -trusteeship, record keeping and administration

  -the services of State Street Bank, including but not limited to, trustee services and tax reporting

  -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

  -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

  -access to expertise on investments

  -assistance in interpreting past, present and future market trends and economic events

  -providing information to clients including participants during enrollment and on an ongoing basis after participation

  -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                           NEW ENGLAND FUNDS TRUST I
                           -------------------------

PART C.   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (b)  Exhibits:

               1.
                    (a) Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

                    (b) Amendments No. 3 and 4 to Amended and Restated Declaration of Trust are incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

                    (c) Amendment No. 5 to Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 to this Registration Statement, filed on April 18, 1994.

                    (d) Amendment No. 6 to Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed June 20, 1994.

                    (e) Form of Amendment No. 7 to Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.
               2.
                    (a) Bylaws of the Registrant are incorporated herein by reference to this Registration Statement, filed on June 11, 1985.

                    (b) Amendment to Bylaws of the Registrant is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

               3.   None.

                                                       Registration Nos. 2-98326
                                                                        811-4323

               4. Form of share certificate for series of New England Funds Trust I is incorporated by reference to Post-Effective Amendment No. 23 to this Registration Statement, filed on April 21, 1994.

               5.
                    (a) The following are incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986: (i) Form of Advisory Agreement between the Registrant, on behalf of its New England Value Fund, and Loomis Sayles & Company, L.P. ("Loomis Sayles"); (ii) Form of Advisory Agreement between the Registrant, on behalf of its New England Balanced Fund (formerly New England Equity Income Fund), and Loomis Sayles; (iii) Form of Advisory Agreement between the Registrant, on behalf of its New England Bond Income Fund, and Back Bay Advisors, L.P. ("Back Bay Advisors"); (iv) Form of Advisory Agreement between the Registrant, on behalf of its New England Government Securities Fund, and Back Bay Advisors; (v) Form of Advisory Agreement between the Registrant, on behalf of its New England Tax Exempt Income Fund, and Back Bay Advisors.

                    (b) Advisory Agreement among the Registrant, on behalf of its New England International Equity Fund, Draycott Partners, Ltd. and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed on January 10, 1992.

                    (c) Form of Advisory Agreement between the Registrant, on behalf of its New England Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

                    (d) Form of Advisory Agreement between the Registrant, on behalf of its New England Star Advisers Fund, and New England Investment Companies, L.P. ("NEIC") is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (e) Form of Sub-Advisory Agreement for New England Star Advisers Fund between NEIC and Loomis Sayles is

                                                       Registration Nos. 2-98326
                                                                        811-4323


                         incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (f) Form of Sub-Advisory Agreement for New England Star Advisers Fund between NEIC and Berger Associates, Inc. is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (g) Form of Sub-Advisory Agreement for New England Star Advisers Fund between NEIC and Founders Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (h) Form of Sub-Advisory Agreement for New England Star Advisers Fund between NEIC and Janus Capital Corporation is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (i) Form of Advisory Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds Management, L.P. ("NEFM") is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (j) Form of Sub-Advisory Agreement for New England Strategic Income Fund between NEFM and Loomis Sayles is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (k) Form of Advisory Agreement between the Registrant, on behalf of its New England Star Worldwide Fund, and NEFM is filed herewith.

                    (l) Form of Sub-Advisory Agreement for New England Star Worldwide Fund between NEFM and Harris Associates L.P. is filed herewith.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                    (m) Form of Sub-Advisory Agreement for New England Star Worldwide Fund between NEFM and Montgomery Asset Management, L.P. is filed herewith.

                    (n) Form of Sub-Advisory Agreement for New England Star Worldwide Fund between NEFM and Founders Asset Management, Inc. is filed herewith.

                    (o) Form of Sub-Advisory Agreement for New England Star Worldwide Fund between NEFM and Janus Capital Corporation is filed herewith.

               6.
                    (a) Form of Distribution Agreement between the Registrant, on behalf of each of its series, except New England International Equity Fund, New England Capital Growth Fund, New England Star Advisers Fund and New England Star Worldwide Fund, and New England Funds, L.P. is incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed on May 1, 1991.

                    (b) Distribution Agreement between the Registrant, on behalf of its New England International Equity Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed on January 10, 1992.

                    (c) Form of Distribution Agreement between the Registrant, on behalf of its New England Capital Growth Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed on May 5, 1992.

                    (d) Form of Distribution Agreement between the Registrant, on behalf of its New England Star Advisers Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (e) Form of Distribution Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds, L.P. is incorporated herein by reference to

                                                       Registration Nos. 2-98326
                                                                        811-4323


                         Exhibit 6(e) to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (f) Form of Distribution Agreement between the Registrant, on behalf of its New England Star Worldwide Fund, and New England Funds, L.P. is filed herewith.

               7.   None.

               8.
                    (a) Form of Custodian Contract dated April 13, 1988 between the Registrant, on behalf of its New England Global Government Fund, and State Street Bank and Trust Company ("State Street"), including form of subcustodian agreement, is incorporated herein by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed on April 13, 1988.

                    (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed on January 10, 1992.

                    (c) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

                    (d) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed on May 15, 1992.

                    (e) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                    (f) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Strategic Income Fund is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 25 to this Registration Statement filed on February 15, 1995.

                    (g) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Worldwide Fund is filed herewith.

               9.
                    (a) Transfer Agency Agreement between the Registrant and State Street is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

                    (b) Form of Service Agreement between New England Securities Corporation and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

                    (c) Form of Service Agreement between New England Securities Corporation and Loomis Sayles is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

                    (d) Form of Service Agreement between New England Securities Corporation and CGM is incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed on May 1, 1990.

                    (e) Form of Administrative Agreement between New England Securities Corporation and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

                    (f) Form of Administrative Services Agreement between the Registrant, on behalf of its New England International Equity Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                    (g) Organizational Expense Reimbursement Agreement between the Registrant and New England Mutual Life Insurance Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

                    (h) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England International Equity Fund and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

                    (i) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Capital Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed on August 19, 1992.

                    (j) Transfer Agency Agreement between the Registrant and New England Funds, L.P. (formerly TNE Investment Services Corporation) is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

               10.
                    (a) Opinion and consent of counsel relating to the Registrant's New England Growth Fund, New England Equity Income Fund, New England Value Fund, New England Bond Income Fund and New England Tax Exempt Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

                    (b) Opinion and consent of counsel relating to New England Government Securities Fund is incorporated herein by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

                    (c) Opinion and consent of counsel relating to the Registrant's New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement, filed on October 20, 1992.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                    (d) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

                    (e) Opinion and consent of counsel relating to the Registrant's New England Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (f) Opinion and consent of counsel relating to the Registrant's New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (g) Opinion and consent of counsel relating to the Registrant's New England Strategic Income Fund is filed herewith.

                    (h) Opinion and consent of counsel relating to the Registrant's New England Star Worldwide Fund will be filed by amendment.

               11.  None.

               12.  None.

               13. Investment Letter of New England Securities Corporation is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

               14. The following are incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of NEL Growth Fund, Inc. (File No. 2-28971), filed on December 22, 1983: (i) NEL Equity Services Corporation Tax Sheltered Mutual Fund Plan; (ii) HR-10 New England Life Defined Contribution Prototype Retirement Plan for the Self-Employed; and (iii) NEL Funds Prototype Individual Retirement Account Plan.

               15.
                    (a) Rule 12b-1 Plans relating to the Class A shares of New England Balanced Fund, New England Growth Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond

                                                       Registration Nos. 2-98326
                                                                        811-4323

                         Income Fund, New England Tax Exempt Income Fund and New England Government Securities Fund are incorporated herein by reference to Post-Effective Amendment No. 19 to this Registration Statement, filed on June 25, 1993.

                    (b) Rule 12b-1 Plans relating to the Class B shares of New England Balanced Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund and New England Government Securities Fund are incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

                    (c) Form of Rule 12b-1 Plan relating to the Class A shares of New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (d) Form of Rule 12b-1 Plan relating to the Class B shares of New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

                    (e) Form of Rule 12b-1 Plan relating to the Class C shares of New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

                    (f) Rule 12b-1 Plans relating to the Class C shares of New England International Equity Fund, New England Value Fund, New England Balanced Fund, New England Capital Growth Fund and New England Bond Income Fund are incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (g) Form of Rule 12b-1 Plan relating to the Class A shares of New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                    (h) Form of Rule 12b-1 Plan relating to the Class B shares of New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (i) Form of Rule 12b-1 Plan relating to the Class C shares of New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

                    (j) Forms of Rule 12b-1 Plans relating to the Class A, Class B and Class C shares of New England Star Worldwide Fund are filed herewith.

               16. Schedule for computation of performance quotations is incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed on May 1, 1989.

               17.  Not applicable.

               18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 26 to this Registration Statement, filed on May 1, 1995.

               19. Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allison Jr., James H. Scott, Pendleton P. White, John A. Shane and Sandra O. Moose are incorporated herein by reference to Post-Effective Amendment No. 27 to this Registration Statement, filed on October 12, 1995.


Item 25.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

          None.

Item 26.  Number of Holders of Securities
          -------------------------------

                                                       Registration Nos. 2-98326
                                                                        811-4323


     The following table sets forth the number of record holders of each class of securities of the Trust as of September 30, 1995:


          Title of Class                  Number of Record Holders
          --------------                  ------------------------

                                     Class A  Class B  Class  C  Class Y
                                     -------  -------  --------  -------
Shares of Beneficial Interest         82,079        0         0        0
New England Growth Fund
No Par Value

Shares of Beneficial Interest         15,140    3,363        89        2
New England Value Fund
No Par Value

Shares of Beneficial Interest         13,892    4,488        69        6
New England Balanced Fund
No Par Value

Shares of Beneficial Interest         12,346    2,121        50        6
New England Bond Income Fund
No Par Value

Shares of Beneficial Interest         10,075      379         0        2
New England Government Securities
Fund
No Par Value

Shares of Beneficial Interest          5,998      500         0        0
New England Tax Exempt Income
Fund
No Par Value

Shares of Beneficial Interest         17,193   19,150     2,533        5
New England Star Advisers Fund
No Par Value

Shares of Beneficial Interest         13,865    7,580       114       11
New England International Equity
Fund
No Par Value


                                                       Registration Nos. 2-98326
                                                                        811-4323

Shares of Beneficial Interest         11,644    3,633        33        0
New England Capital Growth Fund
No Par Value

Shares of Beneficial Interest          1,375    1,537       499        0
New England Strategic Income Fund
No Par Value


Item 27.  Indemnification
          ---------------

          (a) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          (a) Draycott Partners, Ltd. ("Draycott"), the adviser of New England International Equity Fund, provides investment advice to three separate accounts of New England Mutual Life Insurance Company ("The New England"), the indirect parent corporation of Draycott. The three separate accounts are the International Equity Separate Account, the European Equity Separate Account and the Pacific Rim Equity Separate Account. Interests in such separate accounts are offered to U.S. tax-qualified pension and profit-sharing plans by means of group annuity contracts issued by NEMLICO. Draycott's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with         Name and Address of Other         Nature of
      Draycott                      Affiliations               Connection
      --------                      ------------               ----------
Nicholas D.P. Carn,          CIGNA International        Managing Director,
Director, Chief Executive    Investment Advisors,       International Equities
Officer, President, Chief    Ltd.*                      Group
Investment Officer and       16 Finsbury Circus
Principal                    London EC2Y 1HE


Sherry A. Umberfield,        New England Investment     Executive Vice President
Director                     Companies, L.P.
                             501 Boylston Street
                             Boston, MA  02117

                                                       Registration Nos. 2-98326
                                                                        811-4323


                             New England Investment     Director
                             Associates, Inc.
                             399 Boylston Street
                             Boston, MA  02116

                             NEF Corporation            Director
                             399 Boylston Street
                             Boston, MA 02116

                             New England Investment     Executive Vice President
                             Companies, Inc.
                             399 Boylston Street
                             Boston, MA 02116

Robert G. Barrett,           Cassa Di Risparmio         Assistant General
Chief Financial Officer,     Delle Provincie            Manager
Treasurer, Vice              Lombarde (Cariplo)*
President, Principal,        6 Lombard Street
Compliance Officer and       London EC3V 9AA
Assistant Secretary

Timothy S. Griffen,          CIGNA International        Vice President
Senior Portfolio Manager     Investment Advisors,
and Principal                Ltd.*
                             Tokyo, Japan

Edward N. Wadsworth,         New England Investment     Executive Vice
General Counsel, Clerk and   Companies, L.P.            President, Clerk,
Secretary                    501 Boylston Street        Secretary and General
                             Boston, MA  02117          Counsel

                             Marlborough Capital        Assistant Clerk
                             Advisors, Inc.
                             399 Boylston Street
                             Boston, MA  02116

                             New England Investment     Secretary
                             Associates, Inc.
                             399 Boylston Street
                             Boston, MA  02116


                                                       Registration Nos. 2-98326
                                                                        811-4323



                             Westpeak Investment        Clerk, Secretary and
                             Advisors, L.P.             Chief Legal Officer
                             1050 Walnut Street,
                             Suite 300
                             Boulder, CO  80302

Peter Hanson,                Back Bay Advisors, L.P.    Secretary and Clerk
Assistant Clerk and          399 Boylston Street
Assistant Secretary          Boston, MA  02116

                             NEIC                       Counsel, Senior Vice
                             399 Boylston Street        President, Assistant
                             Boston, MA 02116           Clerk and Assistant
                                                        Secretary


               (b) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrants' New England Value Fund, New England Balanced Fund and New England Capital Growth Fund and subadviser to New England Strategic Income Fund and New England Star Advisers Fund (Loomis Sayles' portion), provides investment to a number of other registered investment companies and to other organizations and individuals.

                    Such adviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:


Name and Office with                 Name and Address of   Nature of
   Loomis Sayles                     Other Affiliations    Connection
   -------------                     ------------------    ----------

Loomis Sayles, Inc.                 None                   None
General Partner

Robert J. Blanding,                 None                   None
President and Chief Executive
Officer

Daniel J. Fuss,                     None                   None
Executive Vice President and
Managing Partner


                                                       Registration Nos. 2-98326
                                                                        811-4323

Jeffrey L. Meade,                   None                   None
Executive Vice President and
Chief Operating Officer

Charles J. Finlayson,               None                   None
Vice President, General Counsel,
Secretary and Clerk

MeriAnne Beck,                      None                   None
Vice President

Mary C. Champagne,                  None                   None
Vice President

Richard W. Hurkes,                  None                   None
Vice President

Scott A. Pape,                      None                   None
Vice President

Douglas D. Ramos,                   None                   None
Vice President

Carol C. McMurtie,                  None                   None
Vice President, Director and
Managing Partner

Tricia H. Mills,                    None                   None
Vice President

Jeffery C. Petherick,               None                   None
Vice President

                                                       Registration Nos. 2-98326
                                                                        811-4323


               (c) Capital Growth Management Limited Partnership, the adviser of New England Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

Name and Office with    Name and Address of Other     Nature of
         CGM            Affiliations                  Connection
         ---            ------------                  ----------

Kenbob, Inc.            None                          None
General Partner



               (d) Back Bay Advisors, L.P. ("Back Bay Advisors"), the adviser of the New England Bond Income Fund, New England Government Securities Fund, New England Tax Exempt Income Fund and New England Global Government Fund, is indirectly owned by The New England.

                    Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors serves as a sub-adviser to New England International Equity Fund. Back Bay Advisors' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with         Name and Address of Other     Nature of
Back Bay Advisors            Affiliations                  Connection
-----------------            ------------                  ----------
Back Bay Advisors, Inc.      None                          None
General Partner

Charles T. Wallis,           NEF Corporation               Director
President and Chief          399 Boylston Street
 Executive Officer           Boston, MA  02116

                             Back Bay Advisors, Inc.       President, CEO and
                             399 Boylston Street           Director
                             Boston, MA 02116

Charles G. Glueck,           None                          None
Senior Vice President


                                                       Registration Nos. 2-98326
                                                                        811-4323

Scott A. Millimet,           Chicago Board of Trade*       Senior Vice
Executive Vice President     141 West Jackson Boulevard    President and
                             Chicago, IL 60604             Manager of Carroll,
                                                           McEntee & McGinley


Edgar M. Reed,               Aetna Capital Management*     Head of Fixed Income
Executive Vice President     151 Farmington Avenue         Management Group
and Chief Investment         Hartford, CT 06156
Officer

J. Scott Nicholson,          None                          None
Senior Vice President

Catherine Bunting,           None                          None
Senior Vice President

Nathan R. Wentworth,         None                          None
Vice President

Paul Zamagni,                None                          None
Vice President and
Treasurer

Peter Palfrey,               None                          None
Vice President

Catherine Bunting,           None                          None
Senior Vice President

Harold B. Bjornson,          None                          None
Vice President

Peter Hanson,                Draycott Partners, Ltd.       Assistant Secretary
Secretary and Clerk          8 City Road                   and Assistant Clerk
                             London, England EC2Y 1HE

                             NEIC                          Counsel and Senior
                             399 Boylston Street           Vice President,
                             Boston, MA 02116              Assistant Secretary
                                                           and Assistant Clerk


                                                       Registration Nos. 2-98326
                                                                        811-4323


 (e) New England Investment Companies, L.P. ("NEIC"), is a major investment manager that, directly or through its subsidiaries, offers a broad array of investment management products and styles across a wide range of asset categories to institutions (including more than 50 mutual funds) and individuals.

     Such adviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk). In certain cases, officers of NEIC hold the same office with NEIC's general partner.

                                                       Registration Nos. 2-98326
                                                                        811-4323


   Name and Office with      Name and Address of Other     Nature of Connection
           NEIC                      Affiliations          ---------------------
           ----                      ------------
New England Investment       None                          None
Companies, Inc.
General Partner

Peter S. Voss,               Back Bay Advisors, Inc.       Chairman of the
President and Chief          399 Boylston Street           Board, Director
Executive Officer and        Boston, MA  02116
President

                             NEF Corporation               Director
                             399 Boylston Street
                             Boston, MA  02116

                             New England Mutual Life       Director
                             Insurance Company
                             501 Boylston Street
                             Boston, MA 02116

                             New England Investment        President, CEO and
                             Companies, Inc.               Director
                             399 Boylston Street
                             Boston, MA 02116

William Berkowitz,           Reich & Tang, Inc.*           Executive Vice
Executive Vice President     100 Park Avenue               President and
                             New York, NY                  Director


G. Neal Ryland,              None                          None
Executive Vice President,
Treasurer and Chief
Financial Officer

Sherry A. Umberfield         Draycott Associates           Director
                             Partners, Ltd.
                             8 City Road
                             London, England EC2Y 1HE


                                                       Registration Nos. 2-98326
                                                                        811-4323

                             NEF Corporation               Director
                             399 Boylston Street
                             Boston, MA 02116

                             New England Investment        Director
                             Associates
                             399 Boylston Street
                             Boston, MA 02116

Edward N. Wadsworth,         Marlborough Capital           Assistant Clerk
Executive Vice President,    Advisors, Inc.
General Counsel,             399 Boylston Street
Secretary and Clerk          Boston, MA  02116

                             New England Investment        Secretary
                             Associates, Inc.
                             399 Boylston Street
                             Boston, MA  02116

                             Westpeak Investment           Clerk, Secretary and
                             Advisors, L.P.                Chief Legal Officer
                             1050 Walnut Street, Suite
                             300
                             Boulder, CO  80302

                             Draycott Partners, Ltd.       General Counsel,
                             8 City Road                   Clerk and Secretary
                             London, England EC2Y 1HE

Beverly M. Bearden,          None                          None
Senior Vice President

Laurence J. Dwyer,           Federal Home Loan Mortgage    Manager/Public
Senior Vice President        Corp.*                        Relations

Peter D. Hanson,             Back Bay Advisors, L.P.       Secretary and Clerk
Senior Vice President,       399 Boylston Street
Counsel, Assistant Clerk     Boston, MA 02116
and Assistant Secretary

                             Draycott Partners, Ltd.       Assistant Secretary
                             8 City Road                   and Assistant Clerk
                             London, England EC2Y 1HE


                                                       Registration Nos. 2-98326
                                                                        811-4323

William H. Morton,           None                          None
Senior Vice President,
Controller and Assistant
Treasurer

Lorraine C. Hysler,          Reich & Tang, Inc.*           Secretary
Assistant Clerk and          100 Park Avenue
Assistant Secretary          New York, NY

Richard De Sanctis,          Reich & Tang, Inc.*           Controller
Assistant Treasurer          100 Park Avenue
                             New York, NY

          f) Berger Associates, Inc. ("Berger") serves as investment adviser to mutual funds, pension and profit sharing plans and other institutional and private investors. Berger's' directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with         Name and Address of Other     Nature of Connection
Berger                       Affiliations                  ---------------------
------                       ------------
William M. B. Berger,        None                          None
Director

Rodney L. Linafelter,        None                          None
Vice President and Director

William R. Keithler,         INVESCO Trust Company*        Senior Vice President
Vice President               7800 East Union Ave; Suite
                             800
                             Denver, CO 80237

Kevin R. Fay,                None                          None
Vice President, Secretary
and Treasurer

Brian S. Ferrie,             United Services Advisors,     Compliance Officer
Compliance Officer           Inc.*
                             7900 Callaghan Road
                             San Antonio, TX 78229

                                                       Registration Nos. 2-98326
                                                                        811-4323

David J. Schultz,            Smith, Brock and Gwinn*       Partner
Controller                   650 South Cherry Street
                             Denver, CO 80222

Gerard M. Lavin,             DST Systems Inc.              Senior Officer
President and Director       1055 Broadway, 9th Floor
                             Kansas City, MO 64105

                             Investors Fiduciary Trust     President & CEO
                             Co.*
                             127 West 10th Street
                             Kansas City, MO 64105

Landon H. Rowland,           Kansas City Southern          President & CEO
Director                     Industries, Inc.
                             114 West 11th Street
                             Kansas City, MO 64105

          (g) Founders Asset Management, Inc. ("Founders"), has been an investment adviser since 1938 and serves as an investment adviser to mutual funds and other accounts. Founders' directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with         Name and Address of Other     Nature of
Founders                     Affiliations                  Connection
--------                     ------------                  ----------
Bjorn K. Borgen,             None                          None
Director, Chief Executive
Officer and Secretary

David L. Ray,                None                          None
Vice President, Assistant
Secretary and Treasurer

Michael K. Haines,           None                          None
Senior Vice President

Michael Gerding,             None                          None
Vice President

                                                       Registration Nos. 2-98326
                                                                        811-4323

Charles Hooper,              None                       None
Vice President

Linda Ripley,                None                       None
Assistant Vice President

Robert Galindo, Jr.,         None                       None
Assistant Vice President

Thomas Mauer,                None                       None
Assistant Vice President

Gregory Contillo,            None                       None
Vice President

James Rankin,                None                       None
Vice President

          (h) Janus Capital Corporation ("Janus"), a sub-adviser to the New England Star Adviser, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts.

              Janus' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with          Name and Address of Other     Nature of
      Janus                   Affiliations                  Connection
      -----                   ------------                  ----------
Thomas H. Bailey,            IDEX Management, Inc.          Chairman and
Chairman, Director and       ("IDEX")                       Director
President                    Largo, FL

James P. Craig,              None
Vice President

Thomas F. Marsico,           None
Vice President

James P. Goff, Vice          None                           None
President

Warren B. Lammert, Vice      None                           None
President


                                                       Registration Nos. 2-98326
                                                                        811-4323

Ronald V. Speaker, Vice      None                           None
President

Helen Young Hayes, Vice      None                           None
President

Sharon S. Pichler, Vice      None                           None
President

Scott W. Schoelzel, Vice     None                           None
President

David C. Tucker,             Janus Service Corporation      Vice President,
Vice President, Secretary    ("Janus Service")              General Counsel and
and General Counsel                                         Director

                             Janus Distributors, Inc.       Vice President,
                             ("Janus Distributors")         General Counsel and
                                                            Director

Steven R. Goodbarn,          Janus Service                  Vice President of
Treasurer and Chief                                         Finance, Treasurer
Financial Officer                                           and Chief Financial
                                                            Officer

                             Janus Distributors             Vice President of
                                                            Finance, Treasurer
                                                            and Chief Financial
                                                            Officer

                             IDEX                           Director

Michael E. Herman,           Ewing Marion Kauffman          Chairman of Finance
Director                     Foundation                     Committee

Michael N. Stolper,          Stolper & Company, Inc.        President
Director                     525 B Street
                             San Diego, CA

Thomas A. McDonnell,         DST Systems, Inc.              President, Chief
Director                     1004 Baltimore Avenue          Executive Officer
                             Kansas City, MO                and Director


                             Kansas City Southern           Executive Vice
                             Industries, Inc.               President and
                             114 W. 11th Street             Director
                             Kansas City, MO


                                                       Registration Nos. 2-98326
                                                                        811-4323

          (i) New England Funds Management, L.P. ("NEFM") is a wholly-owned subsidiary of NEIC. NEFM was organized in 1995, and has not previously served as investment adviser to a mutual fund.

              NEFM's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with            Name and Address of Other  Nature of
NEFM                            Affiliations               Connection
----                            ------------               ----------
NEF Corporation                 None                       None
General Partner

Henry L.P. Schmelzer,           New England Funds, L.P.    President and CEO
President and Chief Executive   399 Boylston Street
Officer                         Boston, MA 02116

                                NEF Corporation            President, CEO and
                                399 Boylston Street        Director
                                Boston, MA 02116

                                Back Bay Advisors, Inc.    Director
                                399 Boylston Street
                                Boston, MA 02116

                                New England Securities     Director
                                Corporation*
                                399 Boylston Street
                                Boston, MA 02116

Frank Nesvet,                   New England Funds, L.P.    Senior Vice
Senior Vice President, Chief    399 Boylston Street        President and CFO
Financial Officer and           Boston, MA 02116
Treasurer

                                NEF Corporation            Senior Vice
                                399 Boylston Street        President, CFO and
                                Boston, MA 02116           Treasurer


Sheila M. Barry,                NEF Corporation            Secretary
Secretary                       399 Boylston Street
                                Boston, MA 02116


                                                       Registration Nos. 2-98326
                                                                        811-4323

                                New England Funds, L.P.    Vice President,
                                399 Boylston Street        Senior Counsel and
                                Boston, MA 02116           Secretary



          (j) Montgomery Asset Management, L.P. ("Montgomery") is a subadviser to New England Star Worldwide Fund. Montgomery's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with         Name and Address of Other        Nature of
NEFM                         Affiliations                     Connection
----                         ------------                     ----------
Montgomery Asset             None                             None
Management, Inc.

R. Stephen Doyle,            Montgomery Asset Management,     Chairman and
Chairman, Managing           Inc.                             Director
Director of Mutual Funds     600 Montgomery Street
and Executive Vice           San Francisco, CA 94111
President


                             Montgomery Securities            Managing Director
                             600 Montgomery Street
                             San Francisco, CA 94111

Mark B. Geist, President     Montgomery Asset Management,     Director and
                             Inc.                             President
                             600 Montgomery Street
                             San Francisco, CA 94111

John T. Story, Managing      Alliance Capital Management*     Managing Director
Director of Mutual Funds                                      and Senior Vice
and Executive Vice                                            President
President

Mary Jane Fross, Manager     None                             None
of Mutual Fund
Administration and Finance

Josephine Jimenez,           None                             None
Managing Director and
Portfolio Manager

Bryan L. Sudweeks,           None                             None
Managing Director and
Portfolio Manager

                                                       Registration Nos. 2-98326
                                                                        811-4323

Stuart O. Roberts,           None                             None
Managing Director and
Portfolio Manager None

John H. Brown, Managing      Merus Capital Management*        Portfolio Manager
Director and Senior          475 Sansome Street               and Analyst
Portfolio Manger             San Francisco, CA  94111


William C. Stevens,          None                             None
Managing Director and
Portfolio Manager

Roger Honour, Managing       Twentieth Century Investors*     Vice President
Director and Senior                                           and Portfolio
Portfolio Manager                                             Manager

Oscar Castro, Managing       G.T. Capital Management, Inc.*   Vice President
Director and Portfolio       50 California Street             and Portfolio
Manager                      San Francisco, CA  94111         Manager


John Boich, Managing         The Boston Company               Vice President
Director and Portfolio       Institutional Investors, Inc.*   and Portfolio
Manager                      One Boston Place                 Manager
                             Boston, MA  02108

Rhoda Rossman, Managing      Rosenberg Capital Management
Director and Portfolio
Manager

Item 29.  Principal Underwriter
          ---------------------

          (a) New England Funds, L.P. also serves as principal underwriter for:
              New England Tax Exempt Money Market Trust
              New England Cash Management Trust
              New England Funds Trust II


          (b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                               Positions and Offices
                                  with Principal        Positions and Offices
      Name                         Underwriter             with Registrant
      ----                         -----------             ---------------
NEF Corporation              General Partner            None


                                                       Registration Nos. 2-98326
                                                                        811-4323

Henry L.P. Schmelzer         President and Chief        President and Trustee
                             Executive Officer

J. Steven Neamtz             Executive Vice President   Executive Vice President

Bruce R. Speca               Executive Vice President   Executive Vice President

Robert P. Connolly           Senior Vice President,     Secretary
                             General Counsel,
                             Secretary and Clerk

Frank Nesvet                 Senior Vice President      Treasurer
                             and Chief Financial
                             Officer

Manish Agrawal               Vice President             None

Elizabeth Burns              Vice President             None

Sheila M. Barry              Vice President, Senior     Assistant Secretary
                             Counsel, Assistant
                             Secretary and Assistant
                             Clerk

James H. Davis               Vice President             None

Peter H. Duffy               Vice President             None

Martin G. Dyer               Vice President             None

Tracy Fagan                  Vice President             None

William H. Finnegan          Vice President             None

Raymond K. Girouard          Vice President Treasurer   None
                             and Controller

Annette Golia                Vice President             None

Ralph M. Greggs              Vice President             None

Caren I. Leedom              Vice President             None

Marie G. McKenzie            Vice President             None

Bernard M. Shavelson         Vice President             None

Christine L. Swanson         Vice President             Vice President


                                                       Registration Nos. 2-98326
                                                                        811-4323

Kristine E. Swanson          Vice President             Vice President
Beatriz A. Pina              Assistant Comptroller      None

     The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

     (c)  Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------


The following companies maintain possession of the documents required by the specified rules:


     (a)  Registrant
          Rule 31a-1(b)(4)

     (b)  State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          Rule 31a-1(a)
          Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

     (c)  (i)  For the Funds of the Trust advised by:
          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts  02111
          Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
          Rule 31a-2(e)

          (ii) For the Fund of the Trust advised by:

          Capital Growth Management Limited Partnership,
          One International Place,
          Boston, Massachusetts 02111
          Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
          Rule 31a-2(e)

          (iii)  For Funds of the Trust advised by:

          Back Bay Advisors, L.P.
          399 Boylston Street
          Boston, Massachusetts  02116
          Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)

                                                       Registration Nos. 2-98326
                                                                        811-4323

          Rule 31a-2(e)

          (iv) For New England International Equity Fund:

          Draycott Partners, Ltd.
          8 City Road
          London, EC2Y 1HE
          England
          Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
          Rule 31a-2(e)

     Back Bay Advisors, L.P.
     399 Boylston Street
     Boston, Massachusetts  02116
     Rule 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

          (v)  For New England Star Advisers Fund:

     New England Investment Companies, L.P.
     399 Boylston Street
     Boston, Massachusetts  02116
     Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

     Berger Associates, Inc.
     210 University Blvd.; Suite 900
     Denver, CO 80206
     Rule 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

     Janus Capital Corporation
     100 Fillmore Street
     East Third Ave
     Denver, CO 80206
     Rule 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

     Founders Asset Management, Inc.
     2930 East Third Ave.
     Denver, CO 80206
     Rule 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

          (vi) For New England Strategic Income Fund

                                                       Registration Nos. 2-98326
                                                                        811-4323


     New England Funds Management, L.P.
     399 Boylston Street
     Boston, MA 02116
     Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)

     Loomis, Sayles & Company, L.P.
     One Financial Center
     Boston, MA 02111
     Rule 31a-1(b)(9), (10), (11); 31a-1(f)
     Rule 31a-2(e)


          (d)  New England Funds, L.P.

               399 Boylston Street
               Boston, Massachusetts  02116
               Rule 31a - 1(d)
               Rule 31a - 2(c)

Item 31.  Management Services
          -------------------

          Not Applicable.

Item 32.  Undertakings
          ------------


          (a) The Registrant undertakes to provide any Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

          (b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                           NEW ENGLAND FUNDS TRUST I
                           -------------------------

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 13th day of October, 1995.


                                   NEW ENGLAND FUNDS TRUST I


                                   By:  PETER S. VOSS*
                                        ----------------------------------------
                                        Peter S. Voss
                                        Chief Executive Officer



                                   *By: ROBERT P. CONNOLLY
                                        ----------------------------------------
                                        Robert P. Connolly
                                        Attorney-In-Fact

                                                       Registration Nos. 2-98326
                                                                        811-4323

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                             Title                  Date
---------                             -----                  ----

PETER S. VOSS*              Chairman of the Board;     October 13, 1995
--------------------------  Chief Financial Officer;
Peter S. Voss               Principal Executive
                            Officer; Trustee


FRANK NESVET                Chief Financial Officer    October 13, 1995
--------------------------
Frank Nesvet

GRAHAM T. ALLISON JR.*      Trustee                    October 13, 1995
--------------------------
Graham T. Allison Jr.

KENNETH J. COWAN*           Trustee                    October 13, 1995
--------------------------
Kenneth J. Cowan

SANDRA O. MOOSE*            Trustee                    October 13, 1995
--------------------------
Sandra O. Moose

JAMES H. SCOTT*             Trustee                    October 13, 1995
--------------------------
James H. Scott

HENRY L.P. SCHMELZER*       Trustee and President      October 13, 1995
--------------------------
Henry L.P. Schmelzer

JOHN A. SHANE*              Trustee                    October 13, 1995
--------------------------
John A. Shane

PENDLETON P. WHITE*         Trustee                    October 13, 1995
--------------------------
Pendleton P. White


                                       *By: ROBERT P. CONNOLLY
                                            ------------------------------
                                            Robert P. Connolly
                                            Attorney-In-Fact
                                            October 13, 1995

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NUMBER                   EXHIBIT
   5(k)        Form of Advisory Agreement between New England Funds Trust I, on behalf of New England Star Worldwide Fund, and NEFM

   5(l)        Form of Sub-Advisory Agreement for New England Star Worldwide
               Fund between NEFM and Harris Associates L.P.

   5(m)        Form of Sub-Advisory Agreement for New England Star Worldwide
               Fund between NEFM and Montgomery Asset Management, L.P.

   5(n)        Form of Sub-Advisory Agreement for New England Star Worldwide
               Fund between NEFM and Founders Asset Management, Inc.

   5(o)        Form of Sub-Advisory Agreement for New England Star Worldwide
               Fund between NEFM and Janus Capital Corporation.

   6(f) Form of Distribution Agreement between New England Funds Trust I, on behalf of New England Star Worldwide Fund, and New England
               Funds, L.P.

   8(g)        Form of Letter Agreement for New England Star Worldwide Fund

  10(g)        Opinion and Consent of Counsel relating to New England Strategic
               Income Fund

  15(j)        Forms of Rule 12b-1 Plans - Class A, Class B and Class C shares
               - New England Star Worldwide Fund